UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Alabama Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport and Port Revenue – 1.3%
Alabama Port Authority Docks Facility, MBIA, 5.25%, 2026 (c)	$1,000,000	$1,058,220
General Obligations - General Purpose – 9.6%
Boaz, AL, School Warrants, “A”, XLCA, 5%, 2029	$650,000	$631,085
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,062,569
Gadsden, AL, Warrants, “B”, AMBAC, 5.125%, 2028	1,000,000	1,020,090
Hoover, AL, “B”, 6%, 2017 (c)	500,000	529,345
Houston County, AL, AMBAC, 6.25%, 2019 (c)	750,000	801,390
Huntsville, AL, Water System Rev., N, 5%, 2033	1,000,000	1,012,330
Mobile County, AL, 6%, 2014 (c)	1,345,000	1,405,444
Puerto Rico Commonwealth, “A”, 5.25%, 2030	385,000	378,105
Puerto Rico Commonwealth, “A”, 5.5%, 2032	390,000	390,296
Tuscaloosa, AL, AMBAC, 4.375%, 2037	500,000	444,955

		$7,675,609

General Obligations - Improvement – 5.0%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,058,330
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	808,832
Montgomery, AL, Warrants, MBIA, 5.1%, 2021	1,005,000	1,024,316
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (u)	1,000,000	1,050,550

		$3,942,028

General Obligations - Schools – 8.2%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,060,781
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020	1,750,000	1,800,033
Phenix City, AL, AMBAC, 5.65%, 2021 (c)	1,500,000	1,616,205
Tuscaloosa, AL, Warrants, 5.7%, 2018 (c)	1,000,000	1,055,070

		$6,532,089

Healthcare Revenue - Hospitals – 12.5%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$724,598
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,512,630
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	468,185
Birmingham, AL, Baptist Health Systems, “A” (Baptist Medical Center), 5.625%, 2015	300,000	305,370
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev., “A” (Baptist Health Systems, Inc.), 5%, 2030	200,000	170,724
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (a)	1,000,000	983,710
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	400,000	387,468
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2022 (c)	1,000,000	1,055,830
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026 (c)	1,050,000	1,128,561
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), MBIA, 5.75%, 2014	1,000,000	1,022,960
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,072,945
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	440,340
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	490,545
Valley, AL, Special Care Facilities Financing Authority, “A” (Lanier Memorial Hospital), 5.65%, 2022	225,000	221,510

		$9,985,376

Industrial Revenue - Metals – 0.7%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)	$500,000	$512,445
Industrial Revenue - Other – 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$412,272

1

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 3.6%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$165,870
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	500,000	487,810
Mobile, AL, Industrial Development Board Improvement Rev., “A” (International Paper Co.), 6.35%, 2016	650,000	657,969
Mobile, AL, Industrial Development Board Improvement Rev., “B” (International Paper Co.), 6.45%, 2019	350,000	352,800
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	750,000	700,665
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	508,735

		$2,873,849

Miscellaneous Revenue - Other – 1.0%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$725,000	$781,767
Multi-Family Housing Revenue – 2.5%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$1,000,000	$999,980
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	972,451

		$1,972,431

Sales & Excise Tax Revenue – 0.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$5,960,000	$334,714
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	383,068

		$717,782

Single Family Housing - State – 0.7%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$45,000	$44,380
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	465,000	466,232
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	45,000	44,359

		$554,971

State & Local Agencies – 10.8%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,595,325
Alabama Public School & College, Capital Improvement, “A”, 5%, 2019	500,000	510,765
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2017	1,000,000	1,038,690
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2018	1,035,000	1,074,009
Leeds Public Educational Building Authority, Educational Facilities Rev., N, 5.125%, 2033	500,000	492,035
Montgomery County, AL, Public Building Authority Rev., MBIA, 5%, 2031	1,750,000	1,765,400
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,068,540
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	1,000,000	1,080,450

		$8,625,214

Tax - Other – 1.3%
Virgin Islands Public Finance Authority, “A”, 5.5%, 2018	$1,000,000	$1,009,560
Tobacco – 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$420,000	$388,298
Transportation - Special Tax – 1.0%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$775,000	$812,285
Universities - Colleges – 12.6%
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026	$700,000	$692,398

2

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Alabama State University Rev., General Tuition & Fee, N, 5%, 2038	$1,000,000	$1,000,820
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,008,610
Auburn University, General Fee Rev., FSA, 5%, 2038	1,000,000	1,007,110
Mobile, AL, Spring Hill College, Educational Building Authority Rev., “A”, 5.25%, 2034	1,360,000	1,385,677
University of Alabama, Birmingham Hospital Rev., “A”, N, 5%, 2041	2,000,000	1,936,960
University of Alabama, General Rev., MBIA, 5%, 2034	1,000,000	1,009,790
University of Alabama, General Rev., “A”, MBIA, 5%, 2029	1,000,000	1,013,950
University of South Alabama, University Rev., N, 5%, 2029	1,000,000	1,018,520

		$10,073,835

Utilities - Municipal Owned – 8.2%
Alabama Municipal Electric Power Authority, “A”, MBIA, 5%, 2023	$1,000,000	$1,035,290
Guam Power Authority Rev., AMBAC, 5%, 2018	3,500,000	3,510,045
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	450,000	483,224
Southeastern Alabama Gas District Systems Rev., “A”, AMBAC, 5.5%, 2020 (c)	1,000,000	1,071,180
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	396,008

		$6,495,747

Utilities - Other – 1.3%
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025	$1,000,000	$1,028,340
Water & Sewer Utility Revenue – 16.4%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$759,517
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,055,750
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,023,610
Alabaster, AL, Sewer Rev., MBIA, 5%, 2029	750,000	756,277
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., N, 4.75%, 2033	1,500,000	1,434,510
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., N, 5%, 2039	1,000,000	987,550
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,353,343
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 4.5%, 2035	400,000	365,332
Limestone County, AL, Water Authority, FGIC, 5.5%, 2026 (c)	2,650,000	2,736,443
Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031 (c)	100,000	106,626
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	406,608
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,076,100

		$13,061,666

Total Municipal Bonds		$78,513,784

Floating Rate Demand Notes – 1.6%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	$1,300,000	$1,300,000

Total Investments		$79,813,784

Other Assets, Less Liabilities – (0.2)%		(134,119)

Net Assets – 100.0%		$79,679,665

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

3

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$79,813,784	$—	$79,813,784
Other Financial Instruments	—	(32,205)	—	(32,205)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$77,183,763

Gross unrealized appreciation	$2,018,254
Gross unrealized depreciation	(892,848)

Net unrealized appreciation (depreciation)	$1,125,406

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	1,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$8,622

7/11/28	USD	1,250,000	Citibank	3.695% (fixed rate)	7-Day BMA	(17,647)

11/21/28	USD	975,000	Citibank	3.672% (fixed rate)	7-Day SIFMA	(23,180)

						$(32,205)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS® Arkansas Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.4%
Airport and Port Revenue – 0.6%
Little Rock, AR, Airport Rev., “A”, FSA, 5.25%, 2019	$800,000	$806,672
General Obligations - General Purpose – 9.5%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,260,509
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	1,145,000	1,136,835
Commonwealth of Puerto Rico, “A”, 5.25%, 2016 (c)	800,000	886,887
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,301,620
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2014 (c)	605,000	650,301
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	358,778
Puerto Rico Commonwealth, “A”, 5.5%, 2032	695,000	695,528
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,977,840
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	421,671
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	456,775

		$14,146,744

General Obligations - Improvement – 5.8%
Guam Government, “A”, 5.25%, 2037	$255,000	$223,964
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (u)	1,470,000	1,544,309
Puerto Rico Municipal Finance Agency, “A”, 5.5%, 2018 (u)	6,500,000	6,828,575

		$8,596,848

General Obligations - Schools – 7.3%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,039,704
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	830,010
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	912,606
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	833,206
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,803,869
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,446,540
Little Rock, AR, School District Construction, “C”, FSA, 5%, 2017	1,000,000	1,028,920
Little Rock, AR, School District, “A”, FSA, 5.4%, 2010 (c)	1,000,000	1,043,300
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,399,941
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033	565,000	536,688

		$10,874,784

Healthcare Revenue - Hospitals – 11.9%
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$500,000	$534,250
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, MBIA, 5%, 2013	3,895,000	4,031,091
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	727,118
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	907,690
Baxter County, AR, Hospital Rev., Refunding & Improvement, “B”, 5.6%, 2009 (c)	1,500,000	1,553,010
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	2,000,000	2,001,640
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	750,000	820,260
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), 5.25%, 2045	2,500,000	2,467,775
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	826,238
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,030,650
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009	400,000	417,364
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	508,115

1

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center), “A”, 5.25%, 2021	$1,000,000	$971,830
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	897,180

		$17,694,211

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$326,437
Industrial Revenue - Paper – 0.6%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$264,778
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	228,928
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	310,590

		$804,296

Multi-Family Housing Revenue – 0.7%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$992,770
Sales & Excise Tax Revenue – 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$9,770,000	$548,683
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	967,247

		$1,515,930

Single Family Housing - Local – 6.6%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,502,320
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	35,164	35,247
Pulaski County, AR, Public Facilities Board Rev., “A”, GNMA, 5.75%, 2034	1,810,000	1,810,634
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,124,678
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010 (c)	1,250,000	1,367,988

		$9,840,867

Single Family Housing - State – 6.4%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$165,000	$162,421
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	500,000	498,140
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,534,619
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,540,000	1,553,537
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “D”, GNMA, 5.85%, 2024	425,000	427,355
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	628,856
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “C”, 5.3%, 2023	205,000	205,078
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	250,000	239,165
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	890,000	790,649
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,830,000	1,827,456
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	439,028
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, 8.375%, 2011 (c)	1,000,000	1,150,050

		$9,456,354

2

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 1.8%
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	$2,500,000	$2,491,925
Arkansas Development Finance Authority, Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	177,002

		$2,668,927

Tax - Other – 4.6%
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)	$2,500,000	$2,655,125
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,790,000	3,174,992
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,000,000	1,003,250

		$6,833,367

Tobacco – 1.3%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$784,360
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2027	1,940,000	715,608
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	215,000	198,772
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	266,681

		$1,965,421

Transportation - Special Tax – 2.6%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	$1,000,000	$986,300
Puerto Rico Highway & Transportation Authority, “B”, MBIA, 5.875%, 2010 (c)	2,000,000	2,142,260
Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	744,533

		$3,873,093

Universities - Colleges – 17.6%
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	$1,240,000	$1,279,382
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	1,000,000	1,063,910
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	2,495,000	2,494,825
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	969,540
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	513,150
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,553,868
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2026	1,405,000	1,441,671
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2027	2,180,000	2,230,881
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2034	3,290,000	3,327,111
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,192,166
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,509,700
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,009,820
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,025,260
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,101,331
University of Central Arkansas, Student Housing Rev., “C”, FGIC, 5%, 2009 (c)	250,000	258,470
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,073,037

		$26,044,122

Universities - Dormitories – 0.3%
Pope County, AR, Residential Housing, Facilities Board Rev. (Arkansas Technical University Project), “A”, 6%, 2027	$500,000	$482,755
Utilities - Investor Owned – 1.1%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$960,010

3

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	$750,000	$722,520

		$1,682,530

Utilities - Municipal Owned – 7.8%
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	$470,000	$472,773
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	2,000,000	1,967,200
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2010	880,000	904,200
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2015	6,000,000	6,718,680
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,000,000	1,081,960
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	463,763

		$11,608,576

Water & Sewer Utility Revenue – 11.7%
Arkansas Development Finance Authority, Economic Development Rev., “I”, AMBAC, 5.65%, 2014	$70,000	$70,092
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)	1,000,000	1,040,320
Fort Smith, AR, Water & Sewer Rev., “C”, FSA, 5.25%, 2020	1,315,000	1,373,794
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, “A”, FSA, 5%, 2019	2,125,000	2,187,624
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, “A”, FSA, 5%, 2021	2,750,000	2,812,563
Little Rock, AR, Sewer Rev., “A”, FSA, 4.375%, 2033	750,000	686,333
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,776,338
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	815,505
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	1,200,000	1,219,824
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,076,100
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	982,050
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038	1,000,000	1,001,490
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	1,250,000	1,263,150

		$17,305,183

Total Municipal Bonds		$147,519,887

Floating Rate Demand Notes – 2.1%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$2,100,000	$2,100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	900,000	900,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 2.47%, due 7/01/08	100,000	100,000

Total Floating Rate Demand Notes		$3,100,000

Total Investments		$150,619,887

Other Assets, Less Liabilities – (1.5)%		(2,245,082)

Net Assets – 100.0%		$148,374,805

(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$150,619,887	$—	$150,619,887
Other Financial Instruments	$—	$(25,002)	$—	$(25,002)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$142,735,533

Gross unrealized appreciation	$4,761,463
Gross unrealized depreciation	(2,131,277)

Net unrealized appreciation (depreciation)	$2,630,186

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
2,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$17,244
1,777,000	Citibank	3.672% (fixed rate)	7-Day SIFMA	(42,246)

				$(25,002)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® California Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.7%
Airport & Port Revenue – 2.7%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,575,981
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028	490,000	444,410
Port Oakland, CA, “K”, FGIC, 5.75%, 2020	4,000,000	4,023,720
Port Oakland, CA, “A”, MBIA, 5%, 2026	3,000,000	2,697,390

		$10,741,501

General Obligations - General Purpose – 8.9%
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	3,000,000	$3,134,100
Los Angeles, CA, 5.25%, 2014 (u)	10,810,000	11,706,473
State of California, 5.125%, 2025	2,000,000	2,042,180
State of California, 5.5%, 2026	2,000,000	2,108,660
State of California, 5.25%, 2029	2,000,000	2,029,140
State of California, 5%, 2031	3,980,000	3,952,976
State of California, AMBAC, 6.3%, 2010	3,000,000	3,212,040
State of California, AMBAC, 7%, 2010	2,000,000	2,176,820
State of California, FSA, 5%, 2037	2,000,000	2,015,660
State of California, Various Purposes, “91”, 5%, 2028	3,000,000	3,011,160

		$35,389,209

General Obligations - Improvement – 0.2%
Guam Government, “A”, 5.25%, 2037	$815,000	$715,806
General Obligations - Schools – 14.8%
Antelope Valley, CA (Union High School), “A”, MBIA, 5%, 2027	$1,500,000	$1,530,930
Butte Glenn Community College District, “A”, MBIA, 5%, 2026	1,885,000	1,932,445
Campbell, CA, Union High School District, FSA, 5%, 2021	1,280,000	1,317,427
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,241,205
Chaffey, CA, Union High School District, “C”, FSA, 5%, 2027	1,000,000	1,030,610
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,246,200
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	255,030
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	3,000,000	718,560
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,345,177
Gilroy Cauni School District, Election of 2002, “N”, FGIC, 5%, 2027	1,190,000	1,190,655
Glendale, CA, Community College District, Election 2002, “D”, MBIA, 5%, 2031	2,710,000	2,733,713
Glendale, CA, Union School District, “B”, FSA, 5.5%, 2018	4,275,000	4,333,952
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2023	2,285,000	1,066,432
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2024	2,640,000	1,162,524
Inglewood, CA, Union School District, “A”, FGIC, 6%, 2009 (c)	1,695,000	1,785,971
Little Lake, CA, City School District, “A”, FSA, 6.125%, 2010 (c)	1,035,000	1,115,709
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	3,325,000	3,066,481
Los Angeles, CA, Union School District, FSA, 5.25%, 2013 (c)(u)	10,000,000	10,876,700
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	476,021
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,396,181
Oceanside, CA, Union School District, Election of 2000, “C”, MBIA, 5.25%, 2032	1,940,000	1,976,938
Peralta, CA, Community College District, FSA, 5%, 2032	2,500,000	2,549,250
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	1,077,870
San Gabriel, CA, Union School District, “A”, FSA, 5%, 2024	2,000,000	2,056,300
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,115,000	4,025,951
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,070,458
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019	2,210,000	2,301,582
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2039	1,315,000	216,488
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2040	1,400,000	217,490
Shasta, CA, Union High School District, Election 2001, MBIA, 0%, 2027	2,020,000	679,892
Tehachapi, CA, Union School District, “A”, FGIC, 5.625%, 2009 (c)	1,100,000	1,155,847
Walnut Valley, CA, Union School District, Election of 2000, “E”, FSA, 0%, 2028	1,535,000	532,829

1

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	$1,000,000	$1,051,580

		$58,734,398

Healthcare Revenue - Hospitals – 16.4%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$2,615,000	$2,625,722
ABAG Finance Authority Rev. (San Diego Hospital), “C”, 5.375%, 2020	2,000,000	2,022,680
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,835,510
California Health Facilities Financing Authority Rev., Catholic Healthcare West, “G”, 5.25%, 2023	2,000,000	1,987,700
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center, 5%, 2027	1,000,000	972,140
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,601,600
California Municipal Finance Authority, Certificates of Participation (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,778,640
California Statewide Communities Development Authority Rev., 5%, 2035	2,000,000	1,820,500
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	2,595,000	2,484,401
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CHFC, 5%, 2018	2,000,000	2,012,920
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	2,009,000
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	4,003,760
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	4,000,000	4,107,040
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,908,710
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,659,300
California Statewide Communities Development Authority Rev., “B”, 5.625%, 2042	4,000,000	4,053,160
California Statewide Communities Development Authority Rev., ETM, CHFC, 0%, 2008 (c)	6,345,000	6,334,404
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,558,035
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,070,270
Kaweah Delta Health Care District Rev., 6%, 2012 (c)	2,000,000	2,243,480
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2014 (c)	3,000,000	3,350,610
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	3,000,000	2,677,800
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,471,742
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,870,000	1,711,218
Tahoe Forest California Hospital District, “A”, 5.85%, 2009 (c)	795,000	842,048
Tahoe Forest California Hospital District, “A”, 5.85%, 2022	205,000	205,390
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024	500,000	460,650
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023 (d)	385,000	319,550
Washington Township, CA, Health Care Rev., 5%, 2018	1,000,000	1,007,730
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	1,870,920

		$65,006,630

Healthcare Revenue - Long Term Care – 0.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	$1,000,000	$1,011,390
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	827,480
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,016,730

2

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	$425,000	$428,931

		$3,284,531

Human Services – 0.6%
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	$1,455,000	$1,554,289
California Statewide Communities Development Authority Rev. (Inland Regional Center), 5.375%, 2037	860,000	790,546

		$2,344,835

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$1,922,740
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5.125%, 2031 (a)	2,250,000	2,196,203
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	1,136,913

		$5,255,856

Industrial Revenue - Other – 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$874,460
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	935,462

		$1,809,922

Miscellaneous Revenue - Other – 1.1%
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	$1,090,000	$1,098,110
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	833,180
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)	2,300,000	2,413,827

		$4,345,117

Multi-Family Housing Revenue – 0.8%
San Bernardino County, CA (Equity Residential/Redlands), “A”, 5.2%, 2029 (a)	$3,000,000	$3,075,540
Parking – 0.3%
San Francisco, CA, Union Square, MBIA, 6%, 2020	$1,000,000	$1,075,740
Single Family Housing - Local – 2.7%
California Housing Finance Agency Rev., “A”, 4.95%, 2036	$3,400,000	$2,967,894
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	15,000	15,232
California Rural Home Mortgage Finance Authority Rev., GNMA, 5.4%, 2036	2,420,000	2,418,282
California Rural Home Mortgage Finance Authority Rev., “A”, GNMA, 5.75%, 2044	1,940,000	1,962,174
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,060
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	750,000	778,155
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.5%, 2023 (c)	2,000,000	2,558,740

		$10,720,537

Single Family Housing - State – 1.7%
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	$875,000	$417,113
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	3,680,000	1,197,619
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,384,867
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,661,150

		$6,660,749

Solid Waste Revenue – 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, 5.125%, 2014	$1,000,000	$1,002,870

3

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – continued
South Bayside Waste Management Authority, California Solid Waste System Rev., AMBAC, 5.75%, 2020	$2,100,000	$2,173,521

		$3,176,391

State & Agency - Other – 1.1%
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,635,000	$2,927,459
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018	1,500,000	1,566,690

		$4,494,149

State & Local Agencies – 13.1%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$835,000	$1,030,114
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,512,725
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,474,350
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,614,470
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., SBHAC, 5%, 2038	3,500,000	3,446,415
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,000,000	2,532,750
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	4,883,065
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,884,360
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.625%, 2013 (c)	5,000,000	5,409,800
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	7,000,000	7,534,800
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,093,120
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	3,735,000	3,553,703
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	3,100,000	3,265,788
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,739,002
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,984,824

		$51,959,286

Tax - Other – 0.9%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$2,000,000	$2,006,500
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,600,000	1,620,128

		$3,626,628

Tax Assessment – 4.8%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,596,548
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,409,496
Irvine, CA, School District Special Tax Rev., Community Facilities District No. 86-1, AMBAC, 5.8%, 2020	3,500,000	3,574,865
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1, 5.7%, 2020	1,425,000	1,368,755
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,001,970
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010	715,000	730,902
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015	775,000	791,469
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	2,000,000	1,804,200
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,285,813
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, MBIA, 0%, 2026	4,720,000	1,665,782

		$19,229,800

4

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 3.7%
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed (Gold Country), 0%, 2033	$3,890,000	$589,141
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	81,240
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	2,000,000	50,640
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	2,645,000	2,993,981
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,740,000	2,960,899
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	6,815,120
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	5,000,000	575,150
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2036	5,000,000	580,250

		$14,646,421

Toll Roads – 0.7%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., Capital Appreciation, “A”, 7.1%, 2010 (c)	$2,500,000	$2,716,600
Universities - Colleges – 8.7%
Cabrillo, CA, Community College District Capital Appreciation, “A”, MBIA, 0%, 2028	$1,000,000	$337,090
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	966,633
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	2,081,180
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,312,150
California Educational Facilities Authority Rev. (Pomona College), “B”, 5.875%, 2009 (c)	2,000,000	2,103,300
California Educational Facilities Authority Rev. (Santa Clara University), “A”, MBIA, 5%, 2027	1,340,000	1,355,691
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	664,984
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,190,128
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,369,440
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	830,000	894,416
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	170,000	183,194
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	1,997,420
California State University Rev., “A”, AMBAC, 5%, 2035	5,000,000	4,984,850
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	984,810
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	4,712,000
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	614,955
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	1,290,000	1,209,272
Santa Monica, CA (Community College District, 2002 Election), “C”, MBIA, 0%, 2027	2,000,000	702,500
University of California Rev., “A”, AMBAC, 5%, 2033	4,000,000	4,025,520
University of California, “J”, FSA, 4.5%, 2035	2,000,000	1,817,180

		$34,506,713

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,785,360
Universities - Secondary Schools – 1.0%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,148,290
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	945,000	948,789

5

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
Los Angeles, CA, COP, 5.7%, 2018	$1,900,000	$1,934,789

		$4,031,868

Utilities - Investor Owned – 1.5%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	$3,500,000	$3,552,360
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	2,293,850

		$5,846,210

Utilities - Municipal Owned – 1.4%
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	$1,420,000	$1,505,044
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	1,160,000	1,229,472
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	923,146
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	809,616
Virgin Islands Water & Power Authority Rev., 5.3%, 2018	250,000	243,015
Virgin Islands Water & Power Authority Rev., “A”, 5.125%, 2013	1,000,000	994,570

		$5,704,863

Utilities - Other – 0.6%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$2,565,000	$2,430,851
Water & Sewer Utility Revenue – 8.2%
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012 (c)	$405,000	$467,832
California Department of Water Resources, Center Valley Project Rev., 7%, 2012 (c)	20,000	23,103
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,225,097
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2029	1,980,000	2,000,196
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2029 (c)	20,000	21,470
Chino Basin, CA, Desalter Authority Rev., “A”, ASSD GTY, 5%, 2035	1,000,000	1,006,170
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.6%, 2019	1,000,000	1,042,500
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	1,065,000	1,161,191
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2037	4,000,000	3,975,600
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,894,110
Lodi, CA, Wastewater Systems Rev., FSA, 5%, 2032	1,000,000	1,008,030
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,940,240
Southern California Metropolitan Water District Rev., 5.75%, 2018 (u)	10,000,000	11,210,400
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,624,023

		$32,599,962

Total Municipal Bonds		$395,915,473

Floating Rate Demand Notes – 0.9%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$400,000	$400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2.22%, due 7/01/08	2,000,000	2,000,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.42%, due 7/01/08	1,100,000	1,100,000

Total Floating Rate Demand Notes		$3,700,000

Total Investments		$399,615,473

Other Assets, Less Liabilities – (0.6)%		(2,298,576)

Net Assets – 100.0%		$397,316,897

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

6

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CHFC	California Health Facilities Construction Program
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$399,615,473	$—	$399,615,473
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$384,580,667

Gross unrealized appreciation	$10,527,689
Gross unrealized depreciation	(10,942,888)

Net unrealized appreciation (depreciation)	$(415,199)

The aggregate cost above includes prior fiscal year end tax adjustments.

8

MFS® Florida Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport & Port Revenue – 6.0%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$996,780
Lee County, FL, Airport Rev., “A”, FSA, 5.875%, 2018	1,000,000	1,023,110
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, FSA, 5%, 2041	1,000,000	971,520
Pensacola, FL, Airport Rev., “B”, MBIA, 5.625%, 2014	500,000	509,030

		$3,500,440
General Obligations -Schools – 9.5%
Florida Board of Education, Capital Outlay, 9.125%, 2014	$2,600,000	$2,992,678
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	508,544
Florida Board of Education, Public Education, “J”, 5%, 2032	1,000,000	1,009,630
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,008,100

		$5,518,952

Healthcare Revenue - Hospitals – 22.8%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$450,000	$462,020
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), 5.25%, 2045	1,000,000	987,110
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), MBIA, 6.5%, 2019	1,000,000	1,180,010
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	285,576
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	418,650
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	120,000	120,397
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), “A”, 5.25%, 2032	1,000,000	994,490
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	454,315
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	723,863
Marion County, FL, Hospital District Rev., 5.5%, 2009 (c)	480,000	500,414
Marion County, FL, Hospital District Rev., 5.5%, 2014	20,000	20,430
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	528,130
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	500,000	550,530
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	255,460
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	525,300
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	1,000,000	1,093,330
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	949,760
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	560,075
South Broward, FL, Hospital District Rev., 5%, 2036	1,015,000	958,718
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	490,640
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	300,000	304,593
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), MBIA, 6.625%, 2013	885,000	886,717

		$13,250,528

1

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 0.8%
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	$300,000	$244,956
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	250,000	226,505

		$471,461

Human Services – 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$324,060
Industrial Revenue - Chemicals – 1.2%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$521,740
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	188,884

		$710,624

Industrial Revenue - Environmental Services – 0.5%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	$300,000	$289,284
Industrial Revenue - Other – 1.1%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	$160,000	$168,426
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	487,205

		$655,631

Industrial Revenue - Paper – 0.9%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$550,160
Miscellaneous Revenue - Entertainment & Tourism – 1.8%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), MBIA, 5.5%, 2020	$1,000,000	$1,027,850
Miscellaneous Revenue - Other – 0.5%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$130,000	$125,259
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	200,000	185,802

		$311,061

Multi-Family Housing Revenue – 3.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$500,000	$445,385
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), “D-1”, MBIA, 5.5%, 2010 (c)	500,000	538,200
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	945,000	942,845
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), FSA, 4.3%, 2012	90,000	90,693

		$2,017,123

Sales & Excise Tax Revenue – 4.0%
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, MBIA, 0%, 2032	$2,000,000	$493,040
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	1,000,000	1,014,620
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034	815,000	824,764

		$2,332,424

Single Family Housing - Local – 0.8%
Brevard County, FL, Housing Finance Authority Rev. “B”, GNMA, 6.5%, 2022	$24,000	$24,174
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	25,000	25,655

2

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	45,000	45,037
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	365,000	363,128

		$457,994

Single Family Housing - State – 1.4%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$905,000	$797,558
Solid Waste Revenue – 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$200,336
State & Local Agencies – 4.2%
Florida Municipal Loan Council Rev., “C”, MBIA, 5.25%, 2022	$1,000,000	$1,019,920
Miami-Dade County School Board, FL, Certificates of Participation, “B”, ASSD GTY, 5%, 2033	1,500,000	1,450,215

		$2,470,135

Tax - Other – 0.2%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$127,347
Tax Assessment – 4.0%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$190,000	$170,757
Ave Maria, FL, Stewardship Community, “A”, 5.125%, 2038	195,000	143,725
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	145,000	127,223
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	190,000	184,391
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	195,000	185,461
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	50,000	49,848
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	90,000	88,988
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	105,000	104,331
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	85,000	78,813
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	35,000	34,656
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	200,000	144,000
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	125,000	106,711
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	105,000	93,469
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	90,000	86,632
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	85,000	78,481
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	59,212
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	189,306
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	185,000	142,461
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	135,000	128,951
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	155,000	142,448

		$2,339,864

3

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 2.7%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	$500,000	$445,640
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,050,000	876,141
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	227,120

		$1,548,901

Universities - Colleges – 2.9%
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020	$610,000	$630,215
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	$1,000,000	$1,032,670

		$1,662,885

Universities - Dormitories – 3.8%
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	$1,185,000	$1,201,104
Florida Finance Authority, Capital Loan Projects Rev., “F”, MBIA, 5.125%, 2021	1,000,000	1,014,900

		$2,216,004

Universities - Secondary Schools – 0.3%
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	$200,000	$185,208
Utilities - Investor Owned – 0.8%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$494,015
Utilities - Municipal Owned – 1.7%
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024	$250,000	$251,240
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034	720,000	728,150

		$979,390

Water & Sewer Utility Revenue – 21.9%
Cape Coral, FL, Water & Sewer Rev., ASSD GTY, 4.75%, 2031	$1,250,000	$1,192,361
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	1,000,000	1,013,570
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	1,000,000	1,011,090
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032	1,500,000	1,509,510
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	1,001,750
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	966,060
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019	940,000	1,049,585
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	1,000,000	1,010,250
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	2,315,000	2,197,352
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., 5%, 2038	1,750,000	1,759,625

		$12,711,153

Total Municipal Bonds		$57,150,388

Floating Rate Demand Notes – 1.2%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$700,000	$700,000

Total Investments		$57,850,388

Other Assets, Less Liabilities – 0.6%		322,965

Net Assets – 100.0%		$58,173,353

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $168,426, representing 0.29% of net assets.

4

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
SIFMA	Securities Industry and Financial Markets Assn.
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$57,850,388	$—	$57,850,388
Other Financial Instruments	$—	$(8,139)	$—	$(8,139)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$57,787,791

Gross unrealized appreciation	$1,234,003
Gross unrealized depreciation	(1,171,406)

Net unrealized appreciation (depreciation)	$62,597

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	1,000,000	Goldman Sachs International	3.795% (fixed rate)	7-day BMA	$8,622
11/21/28	USD	705,000	Citibank	3.672% (fixed rate)	7-day SIFMA	(16,761)

						$(8,139)

At June 30, 2008 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Georgia Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.5%
Airport & Port Revenue – 5.8%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2029	$750,000	$753,300
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2034	1,250,000	1,248,213
Atlanta, GA, Airport Rev., “B”, FSA, 5.25%, 2033	1,000,000	1,018,510
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	314,419

		$3,334,442

General Obligations - General Purpose – 3.2%
Atlanta & Fulton County, GA, Park Improvement, “A”, MBIA, 5%, 2030	$500,000	$503,980
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,051,900
Puerto Rico Commonwealth, “A”, 5.5%, 2009	275,000	275,209

		$1,831,089

General Obligations - Improvement – 2.9%
Guam Government, “A”, 5.25%, 2037	$100,000	$87,829
Paulding County, GA (Courthouse Government Complex), FGIC, 5%, 2032	500,000	506,245
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	1,000,000	1,055,870

		$1,649,944

General Obligations - Schools – 6.3%
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024	$575,000	$510,548
Forsyth County, GA, School District, 6%, 2010 (c)	750,000	801,975
Fulton County, GA, School District, 6.375%, 2010	1,080,000	1,125,371
Wilkes County, GA, School District, 5%, 2024	1,115,000	1,149,008

		$3,586,902

Healthcare Revenue - Hospitals – 8.9%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$992,310
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	351,722
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	173,676
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	350,000	292,110
Houston County, GA, Hospital Authority Rev., Anticipation Certificates, 5.25%, 2042	500,000	471,250
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009	80,000	80,022
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,031,160
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	507,275
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	219,816

		$5,119,341

Healthcare Revenue - Long Term Care – 0.7%
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	$150,000	$141,062
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), “A”, 5%, 2027	150,000	124,940
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	160,756

		$426,758

Industrial Revenue - Environmental Services – 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$489,885
Industrial Revenue - Other – 1.6%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser- Busch Project), 5.95%, 2032	$750,000	$748,073

1

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$160,000	$155,910

		$903,983

Industrial Revenue - Paper – 1.4%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$133,565
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	145,580
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	514,135

		$793,280

Multi-Family Housing Revenue – 2.4%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FNMA, 5%, 2032 (a)	$500,000	$467,165
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	900,000	904,824

		$1,371,989

Sales & Excise Tax Revenue – 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$280,000	$268,148
Single Family Housing - State – 4.9%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$1,004,570
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	565,000	570,062
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	739,433
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	470,370

		$2,784,435

State & Agency - Other – 2.8%
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2010 (c)	$335,000	$357,214
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	172,456
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,059,140

		$1,588,810

State & Local Agencies – 3.9%
Clayton County, GA, Development Authority Rev., “A”, 6.25%, 2009 (c)	$500,000	$533,895
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029	400,000	409,672
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	755,000	811,308
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, XLCA, 5%, 2029	500,000	498,680

		$2,253,555

Tax - Other – 1.8%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$1,011,510
Tax Assessment – 0.5%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$133,215
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	150,000	133,367

		$266,582

Tobacco – 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$340,000	$314,337
Transportation - Special Tax – 2.0%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$535,000	$560,739
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	555,000	585,292

		$1,146,031

2

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 15.3%
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	$250,000	$195,265
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	188,468
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	476,505
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	469,795
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	466,485
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,065,035
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	267,462
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), XLCA, 5%, 2032	500,000	498,595
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), “A”, 5.75%, 2017	1,000,000	1,077,870
Fulton County, GA, Development Authority Rev. (Molecular Science Building), MBIA, 5%, 2034	1,000,000	1,004,950
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	1,250,000	1,254,400
Private Colleges & Universities, GA, Authority Rev. (Emory University ), “C”, 5%, 2038	500,000	507,130
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	280,000	287,549
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	999,960

		$8,759,469

Universities - Dormitories – 0.9%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$506,980
Utilities - Municipal Owned – 5.1%
Georgia Municipal Electric Authority Power Rev., “A”, MBIA, 6.5%, 2020	$1,250,000	$1,471,588
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,094,220
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2012 (c)	350,000	380,601

		$2,946,409

Utilities - Other – 0.4%
Main Street Natural Gas, Inc. Gas Revenue, “B”, 5%, 2019	$250,000	$228,490
Water & Sewer Utility Revenue – 25.9%
Atlanta, GA, Water & Wastewater Rev., FSA, 5%, 2037	$870,000	$870,870
Atlanta, GA, Water & Wastewater Rev., “A”, MBIA, 5%, 2033	500,000	497,830
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034	1,000,000	1,032,120
Cherokee County, GA, Water & Sewer Authority Rev., FSA, 5%, 2035	1,000,000	1,015,790
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	1,000,000	1,073,680
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	500,588
Dahlonega, GA, Water & Wastewater Rev., “A”, ASSD GTY, 5.5%, 2037	1,000,000	1,032,940
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)	500,000	537,340
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)	1,105,000	1,183,267
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014	100,000	108,655
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	2,150,000	2,348,166
Gainesville, GA, Water & Sewer Rev., FGIC, 5.625%, 2009 (c)	1,000,000	1,053,590
Jackson County, GA, Water & Sewer Authority, “A”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,082,890
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	406,608
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,038,050

3

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), FSA, 5%, 2038	$1,000,000	$1,019,012

		$14,801,396

Total Municipal Bonds		$56,383,765

Floating Rate Demand Notes – 0.9%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 0.8%, due 7/01/08	$500,000	$500,000

Total Investments		$56,883,765

Other Assets, Less Liabilities – 0.6%		333,489

Net Assets – 100.0%		$57,217,254

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$56,883,765	$—	$56,883,765
Other Financial Instruments	$—	$(7,758)	$—	$(7,758)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$55,407,299

Gross unrealized appreciation	$1,699,531
Gross unrealized depreciation	(724,150)

Net unrealized appreciation (depreciation)	$975,381

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	1,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$8,622
11/21/28	USD	689,000	Citibank	3.672% (fixed rate)	7-Day SIFMA	(16,380)

						$(7,758)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Maryland Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport and Port Revenue – 0.9%
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	$1,000,000	$1,008,760
General Obligations - General Purpose – 6.8%
Baltimore, MD, “B”, 7.15%, 2009	$2,120,000	$2,250,571
Baltimore, MD, UT, Public Improvement, “A”, MBIA, 7%, 2009	1,000,000	1,058,400
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	2,321,938
Frederick County, MD, Public Facilities, 5.25%, 2009 (c)	2,000,000	2,088,980

		$7,719,889

General Obligations - Improvement – 6.2%
Howard County, MD, “B”, 0%, 2008	$1,000,000	$997,610
Prince George’s County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2009 (c)	80,000	83,735
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	2,000,000	2,101,100
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	1,620,000	1,715,175
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	2,030,000	2,149,262

		$7,046,882

Healthcare Revenue - Hospitals – 21.0%
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	$1,000,000	$1,009,360
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,004,040
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,001,400
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	255,317
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, ETM, 6%, 2020 (c)	755,000	804,309
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	676,853
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	878,900
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), ETM, 5.7%, 2009 (c)	560,000	569,050
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	758,730
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	744,285
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	526,115
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, 5.25%, 2038	2,000,000	2,055,160
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	794,560
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	2,000,000	2,010,100
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	697,920
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	541,085
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	916,050
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,060,110
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,005,490

1

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	$500,000	$452,915
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	459,295
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical Systems), 6.625%, 2010 (c)	945,000	1,013,068
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical Systems), 5%, 2031	1,000,000	954,010
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical Systems), “B”, AMBAC, 5%, 2024	1,000,000	1,004,820
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	472,925
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA, 7.225%, 2022 (p)	1,400,000	1,753,920
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	507,235

		$23,927,022

Healthcare Revenue - Long Term Care – 1.5%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$344,524
Howard County, MD, Retirement (Ref-Vantage House Facilities), “B”, 5.25%, 2037	300,000	234,735
Maryland Health & Higher Educational Facilities Authority Rev. (Edenwald), “A”, 5.4%, 2037	350,000	309,795
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	242,391
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	166,968
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 6.25%, 2034	400,000	385,100

		$1,683,513

Human Services – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$270,000	$269,320
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	531,281

		$800,601

Industrial Revenue - Chemicals – 1.4%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, “B”, 6.5%, 2011	$1,500,000	$1,566,450
Industrial Revenue - Environmental Services – 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$685,860
Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$365,415
Miscellaneous Revenue - Other – 1.4%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,625,216
Multi-Family Housing Revenue – 5.0%
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009	$225,000	$224,892
Maryland Community Development Administration (Waters Landing II Apartments), “A”, GNMA, 5.875%, 2033	1,500,000	1,519,275
Maryland Community Development Administration, “A”, 5%, 2034	910,000	815,651
Maryland Community Development Administration, “A”, 5.1%, 2044	970,000	864,658
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	874,540

2

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, “B”, 5%, 2039	$500,000	$443,615
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	904,290

		$5,646,921

Parking – 1.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,500,000	$1,511,580
Sales & Excise Tax Revenue – 0.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$320,819
Single Family Housing - Local – 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, 7.4%, 2032	$5,000	$5,028
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	30,000	30,101

		$35,129

Single Family Housing - State – 3.1%
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	$810,000	$811,207
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	305,000	292,672
Maryland Community Development Administration, “I”, 6%, 2041	885,000	901,877
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,505,000	1,327,967
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	175,000	163,777

		$3,497,500

State & Agency - Other – 2.7%
Howard County, MD, COP, 8%, 2019	$805,000	$1,077,847
Howard County, MD, COP, 8%, 2019	385,000	515,492
Howard County, MD, COP, 8%, 2019	680,000	910,479
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	614,133

		$3,117,951

State & Local Agencies – 6.2%
Prince George’s County, MD, Lease Development Authority Rev., MBIA, 0%, 2009	$1,500,000	$1,463,925
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,068,540
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “E”, 5.7%, 2010 (c)	1,235,000	1,295,157
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	3,040,000	3,284,568

		$7,112,190

Tax - Other – 1.8%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$1,000,000	$1,003,250
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,000,000	1,012,580

		$2,015,830

Tax Assessment – 2.3%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029	$1,555,000	$1,603,920
Baltimore, MD, Special Obligations, (East Baltimore Project) “A”, 7%, 2038	400,000	393,536
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	250,000	200,633
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	426,605

		$2,624,694

Tobacco – 0.7%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$215,000	$198,772
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	425,104
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	195,000	188,454

		$812,330

Toll Roads – 1.8%
Maryland Transportation, Authority Facilities Projects Rev., 5%, 2038	$2,000,000	$2,034,640

3

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 1.5%
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	$1,690,000	$1,761,267
Universities - Colleges – 16.1%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2008 (c)	$570,000	$575,096
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	180,000	180,506
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,632,768
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	873,790
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), “A”, 5.7%, 2010 (c)	850,000	899,530
Maryland Health & Higher Education (College of Art), 5%, 2030	750,000	690,015
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	973,380
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	510,385
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5.625%, 2027	1,400,000	1,416,856
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,021,620
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,585,408
Montgomery County, MD, Rev. Authority (College Arts Center Project), “A”, 5%, 2027	1,950,000	1,997,443
Morgan State University, MD, Academic, MBIA, 6.05%, 2015	1,500,000	1,646,190
Morgan State University, MD, Academic, “A”, ETM, MBIA, 0%, 2008 (c)	1,400,000	1,400,000
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,084,350
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	919,500

		$18,406,837

Universities - Dormitories – 2.6%
Maryland Economic Development Corp. (Morgan State University Project), “A”, 6%, 2034	$1,000,000	$928,230
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	1,000,000	1,015,640
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	971,530

		$2,915,400

Universities - Secondary Schools – 0.7%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	$500,000	$410,730
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	396,276

		$807,006

Utilities - Municipal Owned – 4.1%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$3,406,536
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,150,000	1,244,254

		$4,650,790

Water & Sewer Utility Revenue – 7.4%
Baltimore, MD, Project Rev., Refunding Water Projects, “A”, FGIC, 5.125%, 2032	$1,000,000	$996,580
Baltimore, MD, Rev., LEVRRS, MBIA, 8.538%, 2020 (p)	3,000,000	3,727,860
Baltimore, MD, Wastewater Rev. Project, “A”, MBIA, 5.65%, 2020	2,000,000	2,242,620
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	406,608
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,038,050
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	80,000	81,586

		$8,493,304

Total Municipal Bonds		$112,193,796

4

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes – 0.2%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$200,000	$200,000

Total Investments		$112,393,796

Other Assets, Less Liabilities – 1.4%		1,606,914

Net Assets – 100.0%		$114,000,710

(c)	Refunded bond.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

Inverse Floaters
LEVRRS	Leveraged Reverse Rate Security
RIBS	Residual Interest Bonds

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$112,393,796	$—	$112,393,796
Other Financial Instruments	$—	$(33,283)	$—	$(33,283)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$107,775,791

Gross unrealized appreciation	$4,159,046
Gross unrealized depreciation	(2,570,126)

Net unrealized appreciation (depreciation)	$1,588,920

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
11/21/28	USD	1,400,000	Citibank	3.672% (fixed rate)	SIFMA 7 Day	$(33,283)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Massachusetts Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 102.0%
Airport & Port Revenue – 2.9%
Massachusetts Port Authority Rev., “A”, MBIA, 5%, 2033	$3,000,000	$3,021,060
Massachusetts Port Authority Rev., “C”, 6%, 2010 (c)	900,000	952,821
Massachusetts Port Authority Rev., “C”, 6.125%, 2010 (c)	1,460,000	1,548,345
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	485,000	604,349

		$6,126,575

General Obligations - General Purpose – 13.4%
Boston, MA, “A”, 5.75%, 2010 (c)	$3,645,000	$3,822,439
Brookline, MA, 5.375%, 2019	1,800,000	1,860,444
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,673,975
Commonwealth of Massachusetts, “B”, ETM, FGIC, 7%, 2009 (c)	380,000	387,813
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)	1,640,000	1,745,091
Lynn, MA, AMBAC, 5.125%, 2018	3,690,000	3,761,254
Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	3,000,000	3,176,760
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,055,840
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,587,810
Middleborough, MA, FGIC, 5.6%, 2010 (c)	75,000	79,046
Puerto Rico Commonwealth, “A”, 5.25%, 2030	380,000	373,194
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	662,626
Salisbury, MA, MBIA, 5.25%, 2012 (c)	2,790,000	3,007,676
Sutton, MA, MBIA, 5.5%, 2017	1,000,000	1,043,090
Sutton, MA, MBIA, 5.5%, 2019	1,000,000	1,038,420
Westford, MA, FGIC, 5.25%, 2010 (c)	2,250,000	2,373,255

		$28,648,733

General Obligations - Improvement – 6.7%
Guam Government, “A”, 5.25%, 2037	$395,000	$346,925
Massachusetts Bay Transportation Authority, Transit Improvements, 6.2%, 2016 (u)	9,670,000	10,868,306
Worcester, MA, “A”, FSA, 6%, 2010 (c)	2,955,000	3,154,433

		$14,369,664

General Obligations - Schools – 1.8%
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	$1,720,000	$1,815,185
Tantasquama, MA, Regional School District, FSA, 5.375%, 2010 (c)	2,000,000	2,129,040

		$3,944,225

Healthcare Revenue - Hospitals – 15.2%
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	$2,000,000	$2,001,640
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	1,000,000	1,001,450
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	50,000	52,681
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	1,000,000	943,890
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center) “A”, 6.5%, 2038	1,000,000	974,380
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	16,680
Massachusetts Health & Educational Facilities Authority Rev., 5.25%, 2038	2,000,000	1,868,320
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	2,013,440
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,364,229
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	500,000	521,600
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	20,464
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,711,427

1

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2012 (c)	$210,000	$230,078
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	63,913
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	815,794
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,318,469
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,522,674
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,480,425
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	300,000	335,106
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), “C”, 5.5%, 2016	800,000	808,784
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	869,776
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	47,420
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	996,892
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), “C”, 6.625%, 2018	475,000	476,720
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	105,606
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	1,964,340
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.625%, 2009 (c)	1,260,000	1,319,409
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	751,189
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,025,880
Massachusetts Health & Educational Facilities Authority Rev., “C”, 4.5%, 2035	1,045,000	881,740
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	4,951,525

		$32,455,941

Healthcare Revenue - Long Term Care – 0.7%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$444,985
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	434,025
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	535,851

		$1,414,861

Healthcare Revenue - Other – 0.9%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, FGIC, 5%, 2037	$2,000,000	$1,927,880
Human Services – 0.5%
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf Children), “C”, 6.1%, 2019	$1,000,000	$1,000,810
Industrial Revenue - Airlines – 1.5%
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016	$1,900,000	$1,945,619
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, MBIA, 5.625%, 2011	1,140,000	1,145,871

		$3,091,490

2

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027 (a)	$750,000	$745,883
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 6.9%, 2029 (a)	1,000,000	1,024,420

		$1,770,303

Industrial Revenue - Other – 2.1%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,710,225
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,129,589
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	579,792

		$4,419,606

Miscellaneous Revenue - Other – 2.8%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$794,436
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), “A”, AMBAC, 5.375%, 2012 (c)	3,000,000	3,235,770
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), ASSD GTY, 5%, 2024	2,000,000	1,902,860

		$5,933,066

Multi-Family Housing Revenue – 7.5%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,139,970
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,379,725
Massachusetts Housing Finance Agency Rev., “A”, 5%, 2028	2,325,000	2,191,778
Massachusetts Housing Finance Agency Rev., “A”, 5.2%, 2037	1,500,000	1,413,885
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	3,000,000	2,797,020
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	656,222
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,185,366
Massachusetts Housing Finance Agency Rev., “P”, 5.1%, 2033	1,565,000	1,426,607
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,299,243
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,475,000	1,494,205

		$15,984,021

Parking – 0.6%
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	$450,000	$477,756
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	500,000	530,840
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	250,000	265,420

		$1,274,016

Sales & Excise Tax Revenue – 4.7%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	$3,000,000	$3,222,690
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2034	6,000,000	1,490,460
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,915,000	2,849,354
Massachusetts School Building Authority, Dedicated Sales Tax, “A”, AMBAC, 4.5%, 2035	1,000,000	938,860
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)	1,500,000	1,581,900

		$10,083,264

Single Family Housing Revenue - Local – 1.4%
Boston Housing Authority Capital Program Rev., FSA, 5%, 2028	$3,000,000	$3,050,730

3

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 2.3%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,359,630
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	2,000,000	1,798,800
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, FSA, 4.875%, 2038	1,990,000	1,768,990

		$4,927,420

Solid Waste Revenue – 1.1%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$505,000	$526,088
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,888,366

		$2,414,454

State & Agency - Other – 0.6%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,348,520
State & Local Appropriation – 2.5%
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	$5,000,000	$5,402,250
Student Loan Revenue – 0.8%
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	$90,000	$89,900
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,490,000	1,495,303
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue G”, “A”, MBIA, 6.05%, 2017	40,000	40,143

		$1,625,346

Tax - Other – 2.2%
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A”, 5.75%, 2018	$320,000	$335,074
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,950,000	2,959,587
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,420,000	1,437,864

		$4,732,525

Tax Assessment – 0.3%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2010 (c)	$370,000	$387,978
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	245,000	249,214

		$637,192

Tobacco – 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$620,000	$573,202
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	367,836
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	81,240

		$1,022,278

Universities - Colleges – 20.9%
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5.25%, 2023	$1,000,000	$1,019,550
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5%, 2043	2,110,000	2,022,646
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,400,295
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	2,500,000	2,514,400
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,748,480
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,000,940
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	50,000	53,428
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “C”, 5.75%, 2013 (c)	1,000,000	1,106,810

4

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	$1,000,000	$1,026,900
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	3,000,000	2,987,580
Massachusetts Development Finance Agency Rev. (Simmons College), XLCA, 5.25%, 2026	2,000,000	1,962,920
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	1,000,000	1,008,800
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,248,053
Massachusetts Development Finance Agency Rev. Higher Education (Smith College), 5.5%, 2010 (c)	1,210,000	1,287,307
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2033	1,000,000	959,770
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2035	3,000,000	3,053,310
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “D”, AMBAC, 6.05%, 2010 (c)	1,745,000	1,888,614
Massachusetts Health & Educational Facilities Authority Rev. (Umass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,016,437
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.625%, 2010 (c)	2,170,000	2,326,175
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.75%, 2010 (c)	2,395,000	2,573,859
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	1,200,000	1,292,208
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “C”, MBIA, 5.25%, 2012 (c)	3,000,000	3,235,950
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), 5%, 2033	1,000,000	1,011,440
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College), “B”, MBIA, 5.5%, 2011 (c)	3,275,000	3,516,728
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,020,800
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2009	1,000,000	965,750
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2010	1,000,000	928,150
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2011	500,000	443,645

		$44,620,945

Universities - Secondary Schools – 4.4%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$2,260,000	$1,974,811
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	882,340
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,057,985
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	964,440
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	512,370
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019	1,000,000	1,015,370
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2029	1,000,000	1,002,450
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	2,030,200

		$9,439,966

Utilities - Municipal Owned – 1.0%
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	$725,000	$748,497
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	1,365,000	1,465,778

		$2,214,275

5

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 1.9%
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	$25,000	$25,908
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	162,590
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	146,508
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	75,935
Massachusetts Water Resources Authority, General, Rev., “A”, FGIC, 6%, 2010 (c)	1,000,000	1,071,880
Massachusetts Water Resources Authority, General, Rev., “J”, FSA, 5%, 2023	500,000	513,325
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, SBHAC, 5%, 2032	2,000,000	2,017,420

		$4,013,566

Total Municipal Bonds		$217,893,922

Floating Rate Demand Notes – 1.1%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	300,000	300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.42%, due 7/01/08	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.42%, due 7/01/08	100,000	100,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 2.47%, due 7/01/08	300,000	300,000

Total Floating Rate Demand Notes		$2,300,000

Total Investments		$220,193,922

Other Assets, Less Liabilities – (3.1)%		(6,603,675)

Net Assets – 100.0%		$213,590,247

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
LOC	Letter of Credit
SIFMA	Securities Industry and Financial Markets Association

Insurers
ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$220,193,922	$—	$220,193,922
Other Financial Instruments	$—	$(44,497)	$—	$(44,497)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$208,716,800

Gross unrealized appreciation	$7,282,237
Gross unrealized depreciation	(3,165,517)

Net unrealized appreciation (depreciation)	$4,116,720

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	2,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$17,244
11/21/28	USD	2,597,000	Citibank	3.672% (fixed rate)	7-Day SIFMA	(61,741)

						$(44,497)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® Mississippi Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport and Port Revenue – 1.6%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,487,438
General Obligations - General Purpose – 14.1%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$451,756
Commonwealth of Puerto Rico, “A”, 5.25%, 2016 (c)	345,000	382,470
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	6,220,000	6,365,237
Hinds County, MS, MBIA, 6.25%, 2010	1,660,000	1,745,324
Hinds County, MS, MBIA, 6.25%, 2011	1,285,000	1,381,426
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2020	620,000	675,316
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	1,000,000	991,940
Puerto Rico Commonwealth, “A”, 5.5%, 2032	435,000	435,331
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	366,909
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	402,397

		$13,198,106

General Obligations - Improvement – 3.2%
Guam Government, “A”, 5.25%, 2037	$155,000	$136,135
Mississippi Capital Improvement, “I”, 6%, 2009 (c)	1,000,000	1,046,190
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	250,000	219,510
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	1,500,000	1,575,825

		$2,977,660

General Obligations - Schools – 5.4%
Biloxi, MS, Public School District, MBIA, 5%, 2021	$1,000,000	$1,011,160
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,065,270
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	935,980
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	438,080
Madison County, MS, School District, “A”, MBIA, 5.875%, 2009 (c)	1,500,000	1,559,460

		$5,009,950

Healthcare Revenue - Hospitals – 13.6%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$400,000	$394,420
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.125%, 2015	2,250,000	2,255,265
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.2%, 2018	1,000,000	1,002,380
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,815
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	1,440,000	1,500,739
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	1,000,000	1,005,050
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,068,290
Mississippi Development Bank Special Obligation (Covington Hospital Nursing Home), “A”, AMBAC, 5%, 2031	500,000	505,580
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	983,610
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), MBIA, 5%, 2035	1,000,000	976,760
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital) FSA, 5.625%, 2011 (c)	1,000,000	1,065,940
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	447,365
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	251,565
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	250,945
South Broward, FL, Hospital District Rev., 5%, 2036	485,000	458,107

		$12,666,831

1

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.3%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (a)	$250,000	$246,048
Industrial Revenue - Other – 0.7%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$452,390
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	204,632

		$657,022

Industrial Revenue - Paper – 1.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$790,410
Warren County, MS, Environmental Improvement Rev. (International Paper Co.),”A”, 4.4%, 2015	750,000	672,720

		$1,463,130

Miscellaneous Revenue - Entertainment & Tourism – 1.0%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$950,000	$954,636
Multi-Family Housing Revenue – 0.2%
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	$150,000	$140,909
Sales & Excise Tax Revenue – 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$720,000	$689,522
Single Family Housing - State – 4.2%
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	$155,000	$156,150
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	210,000	215,903
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	500,000	500,355
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	195,000	198,697
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	575,000	575,408
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	355,000	359,842
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	360,000	370,048
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	710,000	667,045
Mississippi Home Corp. Rev., Single Family Rev., “C-1”, GNMA, 4.7%, 2038	975,000	873,844

		$3,917,292

State & Local Agencies – 17.2%
Lamar County, MS, (Jail Project), MBIA, 5.1%, 2021	$430,000	$441,176
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), FSA, 5%, 2028	1,320,000	1,342,955
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), 4.75%, 2035	1,000,000	980,780
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,285,620
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,020,050
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	907,923
Mississippi Development Bank Special Obligations (Hinds County Public Improvements), FSA, 5.25%, 2015 (c)	1,110,000	1,221,355
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,024,320
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center) AMBAC, 6%, 2013 (c)	750,000	844,110
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	724,170
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities), 5.875%, 2009 (c)	375,000	380,329
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities), 6.2%, 2009 (c)	400,000	405,660

2

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	$1,695,000	$1,768,716
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	804,272
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,068,540
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)	1,750,000	1,864,730

		$16,084,706

Tax - Other – 0.1%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$135,000	$132,245
Tobacco – 0.6%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$220,000	$203,394
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	371,966

		$575,360

Transportation - Special Tax – 2.4%
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	$1,000,000	$986,940
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge) AMBAC, 5.1%, 2013 (c)	1,175,000	1,262,961

		$2,249,901

Universities - Colleges – 11.3%
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), 5%, 2034 (a)	$500,000	$500,460
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,328,563
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	798,803
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,056,050
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	253,833
Mississippi Valley State University, Educational Building Corp. Rev., MBIA, 5.5%, 2010 (c)	890,000	927,051
University of Mississippi, Educational Building Corp. Rev. (Performing Arts Center), AMBAC, 5.25%, 2009 (c)	1,000,000	1,036,970
University of New Mexico, Educational Building Corp. Rev., “A”, FSA, 5%, 2036	905,000	909,480
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), FSA, 5%, 2034	750,000	757,305
University of Southern Mississippi, Educational Building Corp. Rev., “B”, FSA, 5%, 2032	1,000,000	1,013,910

		$10,582,425

Utilities - Municipal Owned – 6.0%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,019,410
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, XLCA, 5%, 2026	1,000,000	926,800
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,069,024
Puerto Rico Electric Power Authority Rev., “II”, 5.25%, 2012 (c)	875,000	947,756
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,015,540
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	570,000	612,083

		$5,590,613

Water & Sewer Utility Revenue – 13.9%
Hampton Roads Sanitation District Wastewater Rev., VA, 5%, 2038	$1,000,000	$1,013,790
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)	420,000	433,663
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid
Waste Management) FSA, 5.25%, 2021	1,270,000	1,353,337
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid
Waste Management) FSA, 5.05%, 2027	1,610,000	1,685,928

3

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project) FSA, 5.625%, 2012 (c)	$500,000	$551,945
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,133,260
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project) FSA, 5%, 2029	2,000,000	2,030,580
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	239,830
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	1,000,000	1,018,000
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	406,608
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,076,100

		$12,943,041

Total Municipal Bonds		$91,566,835

Floating Rate Demand Notes – 1.9%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$700,000	$700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.42%, due 7/01/08	900,000	900,000
New York, NY, “A-4”, 2.1%, due 7/01/08	200,000	200,000

Total Floating Rate Demand Notes		$1,800,000

Total Investments		$93,366,835

Other Assets, Less Liabilities – 0.0%		(5,948)

Net Assets – 100.0%		$93,360,887

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$93,366,835	$—	$93,366,835
Other Financial Instruments	$—	$(18,219)	$—	$(18,219)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$91,126,156

Gross unrealized appreciation	$2,530,233
Gross unrealized depreciation	(1,544,094)

Net unrealized appreciation (depreciation)	$986,139

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD1,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$8,622
11/21/28	USD1,129,000	Citibank	3.672% (fixed rate)	7-Day SIFMA	(26,841)

					$(18,219)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Municipal Income Fund

6/30/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.4%
Airport & Port Revenue – 1.7%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$184,209
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	87,657
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	915,395
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,269,037
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022	9,125,000	9,283,775
Indianapolis, IN, Local Public Improvement (Airport Authority Project), “I”, MBIA, 5%, 2034	900,000	813,339
Louisville & Jefferson County, KY, Regional Airport Authority, “A”, MBIA, 6.5%, 2017	3,000,000	3,037,620
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	2,170,000	2,703,994
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), MBIA, 5.875%, 2013	1,485,000	1,513,586
Oklahoma City, OK, Airport Trust, “B”, FSA, 5.75%, 2017	1,080,000	1,107,961

		$21,916,573

General Obligations - General Purpose – 6.2%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$4,064,825
Chicago, IL, AMBAC, 5.5%, 2018 (u)	11,800,000	13,017,524
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)	5,740,000	6,151,730
Commonwealth of Massachusetts, “B”, ETM, FGIC, 7%, 2009 (c)	2,340,000	2,388,110
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	2,300,000	2,402,810
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	590,000	585,793
Commonwealth of Puerto Rico, “A”, FGIC, 5.5%, 2015	275,000	282,378
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,563
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,208,531
Country Club Hills, IL, “N”, MBIA, 5%, 2031	3,170,000	3,182,205
Cranston, RI, FGIC, 6.375%, 2009 (c)	830,000	879,319
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,089,220
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,360,000	587,262
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,335,000	507,514
Mobile County, AL, 6%, 2009 (c)	800,000	835,952
New York, NY, “J”, MBIA, 5%, 2017	2,000,000	2,035,760
Pittsfield, MA, MBIA, 5.5%, 2017	100,000	107,128
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,039,120
State of California, 5%, 2031	8,715,000	8,655,825
State of California, FSA, 5%, 2037	5,000,000	5,039,150
State of Illinois, MBIA, 5.5%, 2025	500,000	511,890
State of Washington, 6.75%, 2010	3,880,000	4,124,750
State of Washington, 6%, 2012	4,360,000	4,781,786
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,271,652
Texas Transportation Commission Mobility Fund, 5%, 2037	7,095,000	7,124,373

		$77,880,170

General Obligations - Improvement – 2.4%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,058,330
District of Columbia, MBIA, 6.5%, 2010	3,095,000	3,289,892
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)	2,905,000	3,107,508
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, XLCA, 7%, 2021	10,185,000	12,226,278
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, XLCA, 6.1%, 2013	10,200,000	11,119,632

		$30,801,640

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 10.6%
Chicago, IL, Board of Education, MBIA, 6.25%, 2015	$20,295,000	$22,481,786
Clark County, NV, School District, “A”, MBIA, 7%, 2010	4,000,000	4,304,160
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	1,725,000	458,988
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,300,000	286,897
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,630,000	318,681
Ferris, TX, Independent School District, PSF, 5.5%, 2034	3,000,000	3,132,060
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,735,000	1,997,037
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	336,910
Fresno, CA, Unified School District, MBIA, 6.55%, 2020	1,225,000	1,385,647
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,020,620
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028	1,000,000	1,023,260
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026	2,505,000	964,801
Joshua, TX, Independent School District, PSF, 4.75%, 2033	11,585,000	11,172,690
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,245,000	1,342,459
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,345,000	1,454,295
Keller, TX, Independent School District, PSF, 6%, 2017	225,000	237,029
Knox County, KY, XLCA, 5.625%, 2014 (c)	1,150,000	1,278,743
Knox County, KY, Independent School District, XLCA, 5.5%, 2014 (c)	640,000	707,117
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,250,000	873,810
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,000,000	730,340
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 5%, 2034	12,000,000	12,059,760
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,226,349
Lane County, OR, School District, 6.25%, 2010 (c)	1,000,000	1,066,390
Leander, TX, Independent School District, PSF, 0%, 2018	7,385,000	4,012,640
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building, “N”, PSF, 0%, 2029	4,000,000	1,235,880
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027	1,000,000	1,107,450
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028	1,000,000	1,104,040
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,616,205
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	750,000	790,785
Prosper, TX, Independent School District, Capital Appreciation, School Building, “N”, PSF, 0%, 2031	2,275,000	605,332
Rancho Santiago, CA, Community College District, Election of 2002, MBIA, 5%, 2013 (c)	2,200,000	2,378,222
Rockwall, TX, Independent School District, Unrefunded, Capital Appreciation, “N”, PSF, 0%, 2014	90,000	66,192
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,814,495
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,535,000	4,436,863
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,225,020
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,225,020
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028	2,500,000	2,537,625
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	1,610,000	474,596
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,008,700
Scranton, PA, School District, “B”, FSA, 5%, 2038	8,370,000	8,464,748
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,961,370
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,042,760
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029	2,150,000	691,612
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,665,000	1,760,305
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,765,000	1,866,029
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,158,106

		$133,443,824

Healthcare Revenue - Hospitals – 20.4%
Akron Bath Copley, OH, Hospital Rev. (Children’s Hospital), FSA, 5.25%, 2025	$1,000,000	$1,036,800

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$650,000	$753,402
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	211,125
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,284,729
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	405,678
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	2,012,920
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,752,188
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	1,085,000	1,051,170
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	840,000	842,201
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	2,275,000	2,331,739
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	3,330,323
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	3,260,000	3,347,238
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	2,550,000	2,483,394
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	173,610
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	82,965
Cass County, MO, Hospital Rev., 5.625%, 2038	890,000	812,873
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	435,000	435,705
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,950,148
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	3,150,000	3,152,583
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	1,175,000	1,173,108
Colorado Health Facilities Authority Rev. (Valley View Hospital Assn.), 5.75%, 2036	1,755,000	1,733,256
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	932,166
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	544,210
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), 5.25%, 2045	2,630,000	2,596,099
District of Columbia, Hospital Rev. (Medlantic Healthcare), ETM, MBIA, 5.25%, 2019 (c)	6,750,000	6,840,585
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	1,965,000	1,896,264
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	5,000,000	5,050,550
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	110,000	110,380
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	650,000	542,737
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	2,100,000	2,103,423
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Herman Healthcare), 6.375%, 2011 (c)	2,000,000	2,185,140
Harris County, TX, Health Facilities Development Corp., “A” (Texas Children’s Hospital), ETM, 5.375%, 2015 (c)	4,300,000	4,480,170
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours), RIBS, FSA, 7.169%, 2027 (p)	5,000,000	5,975,400
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,789,158
Illinois Development Finance Authority Rev. “A” (Provena Health), MBIA, 5.25%, 2012	1,600,000	1,617,984

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	$3,630,000	$3,635,445
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	3,250,000	3,293,290
Illinois Finance Authority Rev. (Rush University Medical Center), “B”, MBIA, 5.25%, 2035	715,000	690,797
Illinois Finance Authority Rev., (Silver Cross Hospital), “A”, 5.5%, 2030	2,500,000	2,395,025
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,939,860
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015	7,500,000	7,735,350
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,070,860
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,618,410
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,862,116
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	6,215,000	5,382,376
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	203,816
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	418,650
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,548,891
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	120,000	120,397
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,702,462
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	406,540
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	253,910
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	3,655,000	3,660,300
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,267,391
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,180,000	2,941,373
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,563,653
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	212,804
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,766,889
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.625%, 2028	55,000	56,253
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,043,080
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,205,000	576,964
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2037	1,375,000	217,154
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,010,000	338,946
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,300,000	1,215,396
Lake County, OH, Hospital Facilities Rev., (Refunding-Lake Hospital), “C”, 6%, 2043	1,865,000	1,809,143
Lauderdale County & Florence, AL (Coffee Health Group), “A”, MBIA, 5.25%, 2019	1,100,000	1,107,304
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,620,000	2,474,878

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital, St. Marys Healthcare), 6.125%, 2037	$1,810,000	$1,820,227
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	270,571
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	279,471
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025	1,000,000	948,400
Marion County, FL, Hospital District, (Munroe Regional Medical Center), 5.625%, 2019	480,000	488,496
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	528,130
Marshall County, AL, Health Care, “A”, 5.75%, 2015	1,000,000	1,048,890
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	935,901
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,433,398
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 5%, 2034	1,750,000	1,761,340
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,410,344
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	2,635,000	2,648,307
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.25%, 2046	2,250,000	2,116,530
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,814,592
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,173,980
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	395,000	373,611
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	597,571
Massachusetts Health & Educational Facilities (Quincy Medical Center) “A”, 6.5%, 2038	1,130,000	1,101,049
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,550,000	3,596,434
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	400,000	417,280
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	2,006,514
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	296,901
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	766,380
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015	800,000	813,872
Michigan Hospital Finance Authority Rev. (Sisters of Mercy Health System), ETM, MBIA, 5.375%, 2014 (c)	515,000	540,395
Michigan Hospital Finance Authority Rev., “A” (Crittenton), 5.625%, 2027	1,000,000	1,018,140
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,366,469
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043 (c)	750,000	839,010
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	515,198
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,718,772
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	230,000	234,759
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	494,048

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	$265,000	$282,283
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,060,540
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	525,300
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	510,865
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,695,000	637,722
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	2,124,598
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,707,150
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,577,800
Northampton County, PA, General Purpose Authority Hospital Rev., “A”, 5.5%, 2040	810,000	772,465
Northampton County, PA, General Purpose Authority Hospital Rev., “A”, 5.5%, 2035	740,000	712,724
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	900,000	868,968
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6%, 2014	600,000	633,570
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	261,191
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems), 5.625%, 2012 (c)	1,490,000	1,633,100
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,438,126
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,500,000	1,614,105
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	2,710,000	2,477,834
Reno, NV, Hospital Rev. (Washoe Medical Center), N, 5.5%, 2039	2,000,000	2,038,160
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,929,607
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,680,225
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	270,000	286,940
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	722,875
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2022	335,000	350,025
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016	770,000	779,956
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	290,000	284,580
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded Balance (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,401,245
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	330,624
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	551,040
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	831,815
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	445,000	424,245
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	468,502
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,627,681

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	$500,000	$506,460
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	550,940
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	4,385,000	3,925,803
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,618,170
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,001,230
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	855,485
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	2,000,000	1,774,620
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,000,000	3,045,930
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	413,796
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,513,522
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,229,661
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	512,785
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	2,331,533
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	839,018
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	3,955,000	3,783,234
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	501,400
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	195,400
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,262,075
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	1,001,850
West Virginia Hospital Finance Authority, Hosp Rev. (Thomas Health System), 6.5%, 2038	1,990,000	1,948,528
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,292,894
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,618,643
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	872,015
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	665,327
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,868,140
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	3,165,000	2,726,711
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,275,160
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,108,640
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,159,767
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	325,000	330,772

		$257,201,494

Healthcare Revenue - Long Term Care – 0.5%
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016 (d)	$505,000	$479,750
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026 (d)	1,130,000	1,073,500

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	$305,000	$339,654
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	195,000	207,410
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	313,713
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	122,000
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	206,468
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	780,000	739,916
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	455,000	535,835
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,083,271
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	860,000	867,955
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	363,455

		$6,332,927

Human Services – 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$360,000	$362,743
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	125,000	126,850
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,080,150

		$1,569,743

Industrial Revenue - Airlines – 0.4%
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$740,000	$350,516
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	740,000	344,929
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	456,876
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	424,959
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7%, 2012	300,000	290,538
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	1,970,000	1,753,083
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,000,000	1,767,880

		$5,388,781

Industrial Revenue - Chemicals – 0.6%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (a)	$4,500,000	$4,547,790
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	885,000	787,597
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	900,000	894,465
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	944,420

		$7,174,272

Industrial Revenue - Environmental Services – 0.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	$1,750,000	$1,591,678
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,493,350
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (a)	500,000	516,750
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	1,914,842
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	1,950,000	1,880,346
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (a)	150,000	153,563

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	$300,000	$258,045
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	665,000	578,989

		$9,387,563

Industrial Revenue - Metals – 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300
Industrial Revenue - Other – 2.0%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (a)	$500,000	$515,340
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	320,000	293,594
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	462,010
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	503,775
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	4,423,133
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,787,791
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,318,317
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	400,000	421,064
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	559,015
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	672,928
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	4,620,000	4,501,774

		$25,458,741

Industrial Revenue - Paper – 1.1%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$260,000	$215,631
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,640,768
Georgetown County, SC, Environmental Improvement (International Paper Co.), 5.7%, 2014	1,400,000	1,417,626
Jay, ME, Solid Waste Disposal Rev., “A” (International Paper Co.), 5.125%, 2018	1,500,000	1,363,020
Mobile, AL, Industrial Development Board Improvement Rev., “B” (International Paper Co.), 6.45%, 2019	2,000,000	2,016,000
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.4%, 2026	1,500,000	1,463,655
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027	500,000	475,260
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014	800,000	809,264
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,994,439
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,250,900
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	550,000	449,317

		$14,095,880

Miscellaneous Revenue - Entertainment & Tourism – 0.0%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$265,000	$263,855

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	$185,000	$163,829

		$427,684

Miscellaneous Revenue - Other – 0.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$640,000	$610,624
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	300,000	324,342
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	433,408
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2019	1,375,000	1,355,393
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2020	1,120,000	1,084,328
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	461,162
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	60,000	53,717

		$4,322,974

Multi-Family Housing Revenue – 0.9%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$545,000	$485,470
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,270,000	1,121,258
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2009 (a)(n)	2,000,000	2,056,040
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	1,000,000	957,070
GMAC Municipal Mortgage Trust, “C-1”, 5.7%, 2040 (a)(n)	500,000	470,555
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	1,465,000	1,326,909
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,097,160
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (n)	2,000,000	1,977,640
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	305,000	270,154
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	2,085,000	1,964,821

		$11,727,077

Parking – 0.1%
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	$375,000	$257,164
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	550,000	352,913
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	1,185,000	710,988
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	300,000	168,579

		$1,489,644

Sales & Excise Tax Revenue – 2.7%
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)	$1,015,000	$1,063,943
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	10,000,000	10,095,900
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	5,947,750
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	5,250,000	5,439,893
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-2”, 0%, 2028	6,930,000	2,454,052
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,157,721
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042	3,340,000	3,377,575

		$33,536,834

Single Family Housing - Local – 3.4%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,933,086
Brevard County, FL, Housing Finance Authority Rev. “B”, GNMA, 6.5%, 2022	126,000	126,915
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	2,030,000	2,062,906
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	325,000	328,923
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	25,000	25,387
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,480,000	2,491,606
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	465,000	474,002

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	$35,000	$35,462
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	75,000	76,271
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,500,000	1,464,225
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	3,585,000	3,629,131
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	270,000	74,118
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	70,000	70,139
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024	165,000	167,904
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	505,000	520,504
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	605,000	613,095
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	80,000	80,639
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030	1,075,000	1,099,897
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	75,000	77,611
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	565,000	565,463
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	190,000	190,467
Maricopa County, AZ, Single Family Mortgage Rev., “B”, GNMA, 6.2%, 2034	55,000	55,081
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	3,330,000	3,347,915
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	2,430,000	2,428,348
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,800,000	1,852,038
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	285,000	289,144
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	570,000	569,099
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	895,000	926,495
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	360,000	370,300
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	2,650,000	2,706,260
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	4,300,000	4,200,670
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	840,000	841,327
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	965,000	989,955
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,465,000	1,447,347
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	335,000	337,596
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	925,000	935,009
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	2,100,000	2,115,708
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	565,000	571,305
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	860,000	885,043
St. Tammany Parish, LA, Single Family Mortgage Rev. (Home Ownership Program), “A”, GNMA, 5.25%, 2039	1,179,896	1,146,257

		$43,122,648

Single Family Housing - State – 2.2%
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	$3,610,000	$1,720,887
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	2,445,000	795,701

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Colorado Housing & Finance Authority Rev., 6.05%, 2016	$160,000	$161,565
Colorado Housing & Finance Authority Rev., 7.45%, 2016	120,000	121,012
Colorado Housing & Finance Authority Rev., 6.875%, 2028	25,000	25,133
Colorado Housing & Finance Authority Rev., 6.8%, 2030	215,000	216,883
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	195,000	201,634
Colorado Housing & Finance Authority Rev., “A-1”, 7.4%, 2027	10,000	10,049
Colorado Housing & Finance Authority Rev., “A-2”, 7.15%, 2014	3,000	3,034
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	820,000	821,451
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	85,000	88,561
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	39,000	39,653
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	80,000	82,076
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	565,000	574,323
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	530,000	546,239
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	150,000	155,019
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	60,000	61,517
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	90,000	93,263
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,805,000	1,852,508
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	485,000	488,123
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	120,000	123,748
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,850,000	1,895,140
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	90,000	91,949
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	130,000	131,973
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	315,000	323,272
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	295,000	299,460
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	680,000	695,932
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	430,000	443,377
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	310,000	313,218
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	220,000	221,144
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	645,000	661,796
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030	220,000	225,458
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031	485,000	485,582
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	1,070,000	1,076,634
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	570,000	579,798
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,910,000	1,945,068
New Mexico Mortgage Finance Authority Rev., “N”, GNMA, 5.95%, 2037	1,645,000	1,671,649
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	1,380,000	1,386,983
Oklahoma Housing Finance Agency Rev., 6.8%, 2016	65,000	65,495
Oklahoma Housing Finance Agency Rev., 6.65%, 2029	220,000	225,779
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	2,240,000	2,297,590
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	520,000	481,764
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	3,390,000	3,475,394
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	355,000	353,935

		$27,530,769

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – 0.5%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,752,940
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	780,000	775,850
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	2,615,000	2,724,202
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	980,970

		$6,233,962

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$580,926
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,125,576
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,073,260

		$2,779,762

State & Local Agencies – 8.9%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,693,640
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,791,358
Alabama Building Renovation Authority, AMBAC, 6%, 2018	760,000	796,708
Alabama Public School & College, Capital Improvement, “D”, 6%, 2015	2,850,000	2,984,150
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)	2,750,000	2,962,410
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2016	3,000,000	3,218,970
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.025%, 2018 (p)	5,650,000	6,623,834
Delaware Valley, PA, Regional Financial Authority, AMBAC, 5.297%, 2018	4,000,000	4,344,720
Delaware Valley, PA, Regional Financial Authority, AMBAC, 5.5%, 2018	17,200,000	18,682,296
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,074,580
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,415,000	2,883,114
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	821,780
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	2,475,000	2,197,379
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,382,000
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,320,250
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, MBIA, 5.5%, 2035	7,000,000	7,279,020
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	26,195,000	29,225,762
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,072,200
Virginia College Building Authority, VA, Public Higher Education Financing, “A”, 5.75%, 2009 (c)	2,295,000	2,382,692
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,170,500

		$111,907,363

Student Loan Revenue – 0.6%
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$650,000	$649,994
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016	3,175,000	3,272,314
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017	3,500,000	3,600,695
Massachusetts Educational Financing Authority, Refunding Issue G, “A”, MBIA, 6.1%, 2018	425,000	426,007

		$7,949,010

Tax - Other – 1.0%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$20,000	$20,207
Black Hawk, CO, Device Tax Rev., 5%, 2013	15,000	14,971
Black Hawk, CO, Device Tax Rev., 5%, 2015	45,000	44,045
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	3,640,000	3,826,950
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2024	1,160,000	1,117,938
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	2,090,000	2,018,209

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	$930,000	$863,607
New York, NY, Transitional Finance Authority Rev., Future Tax Secured, “A”, 6%, 2009 (c)	2,000,000	2,099,640
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,000,000	2,006,500

		$12,012,067

Tax Assessment – 1.3%
Baltimore, MD, Special Obligations, (East Baltimore Project) “A”, 7%, 2038	$1,285,000	$1,264,234
Fishhawk Community Development District, FL, 5.125%, 2009	140,000	139,051
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	2,800,000	2,564,100
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	45,000	44,863
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	925,000	817,432
Homestead 50 Community Development District, FL, “A”, 6%, 2037	1,820,000	1,523,449
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	815,000	769,800
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	560,000	558,930
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,200,000	1,159,116
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	105,000	103,820
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	150,000	149,045
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	50,000	38,903
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	1,270,000	1,090,346
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	571,071
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	1,193,387
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,019,580
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	305,000	293,587
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	795,000	734,024
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	25,000	24,814
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	660,000	637,118
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	133,374
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	103,196

		$15,933,240

Tobacco – 2.3%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,640,000	$2,603,093
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	3,100,000	2,762,968
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,500,000	1,251,630
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	3,625,000	3,325,249
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed (Gold Country), 0%, 2033	3,555,000	538,405
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	14,000,000	568,680
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	2,000,000	50,640
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,155,000	1,149,999
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,610,000	2,820,418
Guam Economic Development Authority, 5%, 2011 (c)	35,000	36,721
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,580,000	181,747
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,679,435

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	$1,650,000	$1,532,883
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,940,000	2,532,957
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,480,000	2,652,211
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	7,360,000	220,506
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	4,405,000	511,200
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	3,600,000	285,588
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	2,000,000	2,185,600
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	715,000	540,004
Washington Tobacco Settlement Authority, 6.5%, 2026	210,000	212,533

		$28,642,467

Toll Roads – 1.2%
E-470 Public Highway Authority Rev., Capital Appreciation “B”, MBIA, 0%, 2010 (c)	$5,000,000	$3,055,300
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2011 (c)(u)	10,000,000	10,399,700
New Jersey Turnpike Authority Rev., “C”, MBIA, 6.5%, 2016	235,000	265,388
New Jersey Turnpike Authority Rev., “C”, ETM, MBIA, 6.5%, 2016 (c)	80,000	90,715
Northwest Parkway Public Highway Authority Rev., CO, “C”, ETM, FSA, 0%, 2016 (c)	1,000,000	905,410

		$14,716,513

Transportation - Special Tax – 3.5%
Indiana Finance Authority Highway Rev., “A”, FGIC, 4.5%, 2024	$5,000,000	$4,880,700
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015 (c)	2,000,000	2,432,640
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,030,550
Metropolitan, NY, Transportation Authority Rev., “A”, FSA, 5%, 2030	2,750,000	2,773,430
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	5,600,000	5,967,696
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)	15,000,000	16,067,550
Pennsylvania Turnpike Commission Oil, “A”, AMBAC, 5.25%, 2018	180,000	182,867
Pennsylvania Turnpike Commission Oil, “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,175,059
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	4,570,000	4,789,863
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	2,225,000	747,934

		$44,048,289

Universities - Colleges – 6.5%
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	$1,000,000	$1,107,230
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	580,000	518,108
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	347,820
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	800,000	798,968
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	6,896,585
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	223,592
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	248,122
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	2,400,000	2,289,336
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	150,000	148,653
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	1,650,000	1,899,645
Los Angeles, CA, Community College, “B”, FSA, 5%, 2027	5,000,000	5,137,300
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	1,930,000	1,782,915
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	865,000	773,492
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,194,010
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059	6,225,000	6,449,785

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	$450,000	$480,848
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	2,000,000	1,991,720
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,264,756
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6.25%, 2020 (u)	16,820,000	20,024,042
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	903,586
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	1,370,000	1,393,715
Ohio State University, 6%, 2009 (c)	500,000	529,720
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, XLCA, 5.5%, 2035	9,140,000	9,440,889
San Mateo County, CA (Community College District, 2005 Election), “A”, MBIA, 0%, 2026	5,100,000	2,011,134
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	500,000	533,450
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,239,050
University of California, “A”, MBIA, 4.5%, 2037	8,545,000	7,859,947
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	468,260
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	555,615
Virginia College Building Authority, Educational Facilities Rev., 5%, 2026	2,000,000	1,907,920

		$81,420,213

Universities - Dormitories – 0.2%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,025,000	$914,997
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	1,013,960

		$1,928,957

Universities - Secondary Schools – 0.7%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$574,145
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032	3,500,000	3,590,370
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019	1,000,000	1,028,300
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2024	1,500,000	1,544,010
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029	1,000,000	1,026,680
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	100,000	82,146
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	411,740
New Hampshire Health & Education (Derryfield School), ETM, 6.5%, 2010 (c)	140,000	142,071
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	490,000	491,308

		$8,890,770

Utilities - Investor Owned – 1.9%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$973,880
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	1,265,000	1,189,758
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	1,582,789
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	1,600,000	1,623,936
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022	1,000,000	1,002,430
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	565,000	566,565
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	500,000	489,760

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	$4,880,000	$4,780,058
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	679,523
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	739,417
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,026,960
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,018,260
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,215,000	2,108,702
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	1,500,000	1,410,780
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) “A”, 5.5%, 2022 (a)	500,000	469,435
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	1,665,000	1,650,165

		$24,312,418

Utilities - Municipal Owned – 8.6%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,658,505
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,816,525
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	167,134
Georgia Municipal Electric Authority Power Rev., MBIA, 6.375%, 2016	2,000,000	2,331,720
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,165,120
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017 (c)	365,000	420,757
Georgia Municipal Electric Authority Power Rev., MBIA, 6.5%, 2020	7,350,000	8,653,302
Hawaii Department of Budget & Finance Rev. (Electric Co. & Subsidiary), “B”, XLCA, 5%, 2022	4,000,000	3,716,720
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	27,825,000	27,892,615
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	4,000,000	4,419,560
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 6.5%, 2018	9,250,000	10,551,475
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	2,250,000	2,352,983
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2019 (u)	10,000,000	10,568,500
Northern California Transmission Agency, MBIA, 7%, 2013	4,000,000	4,474,960
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,455,814
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	8,500,000	8,617,895
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,228,023

		$108,491,608

Utilities - Other – 1.5%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	$845,000	$765,029
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,562,624
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,485,000	1,450,266
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	4,979,398
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	5,425,000	4,721,323
Tennessee Energy Acquisition Corp. Gas Revenue, “A”, 5.25%, 2026	4,390,000	4,025,893
Tennessee Energy Acquisition Corp. Gas Revenue, “C”, 5%, 2025	1,350,000	1,221,251

		$18,725,784

Water & Sewer Utility Revenue – 4.2%
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	$1,000,000	$1,070,830
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,170,000	1,252,871
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,055,000	1,129,726
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	4,535,000	4,615,224
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	7,000,101
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	140,000	131,841

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Resources Authority (Charlestown Navy Yard), FSA, 5.25%, 2029	$4,215,000	$4,564,171
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	6,315,000	5,968,559
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	6,916,656
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	490,000	498,820
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	582,740
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	2,022,180
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	4,480,000	4,509,120
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,741,422
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,339,085
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, SBHAC, 5%, 2032	3,405,000	3,434,658
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,175,000	1,199,699
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 4.75%, 2035	500,000	480,730
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)	2,210,000	2,408,679

		$52,867,112

Total Municipal Bonds		$1,253,669,073

Floating Rate Demand Notes – 1.4%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$10,400,000	$10,400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.42%, due 7/01/08	2,800,000	2,800,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2.22%, due 7/01/08	5,100,000	5,100,000

Total Floating Rate Demand Notes		$18,300,000

Total Investments		$1,271,969,073

Other Assets, Less Liabilities – (0.8)%		(10,418,742)

Net Assets – 100.0%		$1,261,550,331

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,046,198 representing 0.48% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

Inverse Floaters
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 6/30/08 - continued

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$1,271,969,073	$—	$1,271,969,073
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,212,280,161

Gross unrealized appreciation	$50,883,987
Gross unrealized depreciation	(28,836,176)

Net unrealized appreciation (depreciation)	$22,047,811

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS® New York Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.7%
Airport & Port Revenue – 2.4%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$1,007,320
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	2,020,240
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015	1,000,000	1,093,390

		$4,120,950

General Obligations - General Purpose – 5.6%
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	2,700,000	$2,820,690
New York, NY, “A”, 6%, 2010 (c)	990,000	1,061,656
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,030,500
New York, NY, “D”, 5%, 2028	2,000,000	2,014,960
New York, NY, “D-1”, 5.125%, 2028	1,000,000	1,023,570
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,013
New York, NY, “B”, 5.375%, 2010 (c)	210,000	223,346
New York, NY, “B”, 5.375%, 2017	1,040,000	1,077,783
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,565
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	372,385

		$9,640,468

General Obligations - Improvement – 0.2%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$141,744
Guam Government, “A”, 5.25%, 2037	290,000	254,704

		$396,448

General Obligations - Schools – 4.2%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,739,195
North Babylon, NY, Union Free School District, “A”, FGIC, 5.5%, 2018	2,415,000	2,492,546
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	577,330
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	592,150
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	605,405
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	617,280
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009	550,000	575,410

		$7,199,316

Healthcare Revenue - Hospitals – 6.7%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$1,013,650
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	135,000	134,141
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	475,000	452,167
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	325,000	326,121
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	402,620
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	675,000	627,291
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	1,000,000	963,260
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	250,000	273,998
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	714,525
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043	1,500,000	1,514,295
New York Dormitory Authority Rev., Non State Supported Debt (Kaleida Health), FHA, 4.6%, 2027	1,000,000	919,670
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	250,118

1

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	$500,000	$499,430
New York St. Dorm Auth Revs Non St. Supported Debt, 6.25%, 2037	500,000	495,445
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	770,883
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	485,000	473,913
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	472,395
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,001,230
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	300,462

		$11,605,614

Healthcare Revenue - Long Term Care – 1.0%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$342,916
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	300,000	297,603
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	384,954
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	455,325
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal On Hudson), “A”, 6.5%, 2034	300,000	338,058

		$1,818,856

Human Services – 0.8%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$204,998
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	713,828
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	502,655

		$1,421,481

Industrial Revenue - Airlines – 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$96,917
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	100,000	51,522
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	311,462

		$459,901

Industrial Revenue - Other – 2.9%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,000,000	$3,043,440
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	428,600
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,075,060
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	419,009

		$4,966,109

Industrial Revenue - Paper – 0.7%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$465,046
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	701,393

		$1,166,439

Miscellaneous Revenue - Entertainment & Tourism – 0.3%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$500,000	$497,840

2

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 0.6%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$1,019,170
Multi-Family Housing Revenue – 1.8%
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	$825,000	$746,378
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	1,942,980
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	467,290

		$3,156,648

Sales & Excise Tax Revenue – 1.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$11,315,000	$635,450
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	957,670
Schenectady, NY, Metroplex Development Authority Rev., “A”, MBIA, 5.375%, 2021	475,000	500,778

		$2,093,898

Single Family Housing - State – 1.4%
New York Mortgage Agency Rev., 5.1%, 2024	$2,000,000	$1,973,760
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	442,255

		$2,416,015

Solid Waste Revenue – 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	$850,000	$846,388
State & Agency - Other – 3.6%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$899,728
New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)	1,700,000	1,826,735
New York Dormitory Authority (State University), 5.375%, 2010 (c)	1,500,000	1,588,755
New York Dormitory Authority (Upstate Community Colleges), “A”, FSA, 6%, 2010 (c)	1,010,000	1,085,296
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	745,838

		$6,146,352

State & Local Agencies – 14.8%
New York Dormitory Authority (City University), “A”, 5.625%, 2016	$2,450,000	$2,673,342
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2010 (c)	2,500,000	2,659,720
New York Dormitory Authority (School Program), 6.25%, 2020	1,690,000	1,797,585
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,265,001
New York Dormitory Authority Rev., Mental Health Services Facilities Improvement, “B”, MBIA, 5.25%, 2011 (c)	785,000	836,190
New York Dormitory Authority Rev., Mental Health Services, “A”, MBIA, 5.75%, 2010 (c)	5,000	5,249
New York Dormitory Authority Rev., Mental Health Services, “B”, MBIA, 5.25%, 2011 (c)	385,000	410,106
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	35,000	36,875
New York Dormitory Authority Rev., Mental Health Services, “B”, FSA, 5.25%, 2010 (c)	35,000	36,875
New York Dormitory Authority Rev., Mental Health Services, “D”, MBIA, 5.25%, 2011 (c)	105,000	111,847
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, MBIA, 5.25%, 2031	725,000	731,793
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,035,350
New York St. Dorm Auth Revs Non St. Supported Debt, 5%, 2032	2,000,000	1,994,480
New York St. Dorm Auth Revs St. Supported Debt, FSA, 5.25%, 2010 (c)	10,000	10,536
New York St. Dorm Auth Revs St. Supported Debt, FSA, 5.25%, 2030	25,000	25,389
New York St. Dorm Auth Revs St. Supported Debt, 5%, 2035	2,000,000	1,979,560
New York Urban Development Corp. (Correctional Facilities), AMBAC, 0%, 2009	5,000,000	4,935,350
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	2,986,253

3

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	$2,000,000	$2,081,080

		$25,612,581

Tax - Other – 3.1%
Hudson Yards Infrastructure Corp., “A”, FSA, 5%, 2047	$2,500,000	$2,517,275
Hudson Yds Infrastructure Corp. N Y Rev. Ser A, 5%, 2047	2,000,000	1,889,180
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,020,160

		$5,426,615

Tobacco – 0.9%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$400,000	$425,104
New York County Tobacco Trust II, 5.625%, 2035	800,000	764,272
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	419,330

		$1,608,706

Toll Roads – 11.4%
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015	$7,000,000	$7,392,980
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	1,000,000	1,061,700
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 5.5%, 2017 (c)(u)	10,000,000	11,018,400
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, MBIA, 5%, 2032	310,000	313,063

		$19,786,143

Transportation - Special Tax – 11.3%
Metropolitan Transn Auth N Y Rev. Transn-Ser A, 5%, 2035	$2,000,000	$1,979,280
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)	2,000,000	2,111,620
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025	2,500,000	2,527,025
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2026	1,500,000	1,521,420
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	3,500,000	3,452,050
Metropolitan Transportation Authority Rev., NY, “B”, FSA, 4.5%, 2032	1,900,000	1,821,169
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015 (c)	750,000	836,933
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008 (c)	385,000	385,000
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	825,000	879,170
New York Thruway Authority, General Rev., Highway & Bridges, “A”, FSA, 5.8%, 2010 (c)	20,000	21,300
New York Thruway Authority, General Rev., Highway & Bridges, “B-1”, FGIC, 5.4%, 2010 (c)	2,000,000	2,114,640
Puerto Rico Highway & Transportation Authority Rev., “Y”, 5%, 2016 (c)	1,700,000	1,855,431

		$19,505,038

Universities - Colleges – 4.7%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$892,130
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,107,230
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), “A”, 6.4%, 2010 (c)	500,000	544,855
New York Dormitory Authority Rev. (St. John’s University), “A”, MBIA, 5%, 2017	300,000	312,000
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034	1,000,000	1,023,020
New York St. Dorm Auth Revs Non St. Supported Debt, 5.25%, 2048	1,000,000	1,015,540
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College), 5.625%, 2021	750,000	773,100
Schenectady, NY, Industrial Development Agency, Civic Facilities Rev. (Union College), “A”, AMBAC, 5%, 2032	2,000,000	2,019,340
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	468,810
Utica, NY, Industrial Development Agency, Civic Facilities Rev. (Utica College), “A”, 5.3%, 2008	35,000	35,046

		$8,191,071

4

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.6%
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	$1,000,000	$1,003,080
Utilities - Municipal Owned – 2.7%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$1,016,840
Long Island Power Authority, Electrical Systems Rev., “C”, 5.5%, 2013 (c)	400,000	439,832
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,037,050
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	202,404

		$4,696,126

Water & Sewer Utility Revenue – 17.0%
Great Neck North N Y Wtr Auth Wtr Sys Rev., 5%, 2038	$1,000,000	$1,012,820
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024	1,005,000	1,044,858
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025	1,500,000	1,539,600
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029	2,000,000	2,047,460
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,355,722
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	185,551
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	70,000	70,135
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	25,000	25,052
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	1,000,670
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,180,685
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,045,290
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	1,500,000	1,504,275
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2011 (c)	2,000,000	2,123,780
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2036	3,000,000	2,927,370
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	2,017,180
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	2,017,180
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	970,000	907,028
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	2,022,180
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,524,270
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	658,843
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	1,000,000	1,110,370
Puerto Rico Comwlth Aqueduct & Sewer Auth Rev., ASSD GTY, 5.125%, 2047	1,200,000	1,206,996
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012	660,000	700,993
Suffolk County, NY, Water Authority Rev., ETM, MBIA, 5.1%, 2012 (c)	235,000	251,286

		$29,479,594

Total Municipal Bonds		$174,280,847

Floating Rate Demand Notes – 1.5%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$800,000	$800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.42%, due 7/01/08	600,000	600,000
New York, NY, “A-4”, 2.1%, due 7/01/08	1,000,000	1,000,000

Total Floating Rate Demand Notes		$2,500,000

Total Investments		$176,780,847

Other Assets, Less Liabilities – (2.2)%		(3,737,662)

Net Assets – 100.0%		$173,043,185

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

5

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$176,780,847	$—	$176,780,847
Other Financial Instruments	$—	$(48,760)	$—	$(48,760)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$168,132,803

Gross unrealized appreciation	$5,900,517
Gross unrealized depreciation	(2,277,723)

Net unrealized appreciation (depreciation)	$3,622,794

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
11/21/28	USD2,051,000	Citibank	3.672% (fixed rate)	7-Day SIFMA	$(48,760)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® North Carolina Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 102.8%
Airport & Port Revenue – 4.9%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,460,111
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2029	2,000,000	2,004,100
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2034	4,485,000	4,446,294
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2019	1,000,000	1,017,030
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2020	3,775,000	3,837,061
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,799,414

		$15,564,010

General Obligations - General Purpose – 1.6%
Charlotte, NC, 5.5%, 2010 (c)	$3,100,000	$3,320,658
Puerto Rico Commonwealth, “A”, 5.25%, 2030	765,000	751,299
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	991,201

		$5,063,158

General Obligations - Improvement – 1.4%
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	$4,200,000	$4,572,582
General Obligations - Schools – 4.0%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$2,907,240
Cumberland County, NC, 5.8%, 2010 (c)	4,400,000	4,709,320
Johnston County, NC, FGIC, 5.6%, 2010 (c)	2,000,000	2,135,860
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,479,614
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,321,088

		$12,553,122

Healthcare Revenue - Hospitals – 16.0%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,744,140
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,216,752
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	790,643
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	972,320
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,630,886
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	945,960
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), ETM, MBIA, 0%, 2009 (c)	1,800,000	1,740,060
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA, 5%, 2019	6,225,000	6,319,433
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), FSA, 5.25%, 2036	1,500,000	1,519,290
North Carolina Medical Care Commission (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,305,000	1,311,029
North Carolina Medical Care Commission (Morehead Memorial Hospital), FSA, 5%, 2026	2,000,000	2,048,660
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2014 (c)	2,000,000	2,197,020
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	3,500,000	3,554,530
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), FSA, 5.125%, 2032	1,500,000	1,520,175
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,059,080
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,223,240
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	1,000,000	800,940

1

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	$1,140,000	$819,250
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), MBIA, 5.1%, 2018	525,000	531,767
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	1,125,000	1,150,346
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	993,160
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), MBIA, 5%, 2026	1,315,000	1,338,907
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,606,784

		$51,034,372

Healthcare Revenue - Long Term Care – 1.1%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,112,210
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield), “A”, 5%, 2023	1,000,000	975,880
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	914,640
North Carolina Medical Care Commission, Retirement Facilities Rev., (Brookwood), 5.25%, 2032	750,000	614,573

		$3,617,303

Human Services – 0.7%
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center & Mental Health), AMBAC, 5.625%, 2019	$2,125,000	$2,184,500
Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$838,018
Industrial Revenue - Paper – 0.6%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (International Paper Co.), “A”, 5.8%, 2016	$2,000,000	$1,981,540
Multi-Family Housing Revenue – 2.7%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,681,480
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,690,400
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,336,950
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	985,670
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	2,015,000	2,021,085
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	1,000,000	959,610

		$8,675,195

Single Family Housing - State – 5.5%
North Carolina Housing Finance Agency Rev., “15-A”, FSA, 4.95%, 2032	$405,000	$365,229
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,340,000	2,175,358
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,040,000	1,766,579
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,965,000	1,792,670
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,885,000	1,909,844
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	2,000,000	1,868,640
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,990,000	1,995,592
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	475,000	477,978
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,145,000	1,147,187
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	210,000	209,937
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	720,000	722,563
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,340,000	1,342,975

2

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	$2,000,000	$1,729,820

		$17,504,372

State & Agency - Other – 6.8%
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)	$1,000,000	$1,061,670
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,651,415
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,055,319
Charlotte, NC Certificates of Participation (Transit Projects), 5%, 2033	3,000,000	3,018,510
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2008	3,000,000	2,972,010
Charlotte, NC, Certificates of Participation (Public Safety Facilities), “D”, 5.5%, 2010(c)	3,000,000	3,182,130
Charlotte, NC, Certificates of Participation (Transit Projects), “E”, 5%, 2035	1,990,000	1,996,826
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)	1,225,000	1,314,511
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015	1,020,000	1,095,460
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024	350,000	361,190

		$21,709,041

State & Local Agencies – 4.8%
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2009 (c)	$1,250,000	$1,302,563
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment), 5.25%, 2013 (c)	1,230,000	1,335,743
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	1,000,000	1,061,670
Mooresville, NC, Certificates of Participation, 5%, 2032	2,000,000	1,958,660
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (u)	3,000,000	3,241,350
Rutherford County, NC, Certificates of Participation (Rutherford County School), AMBAC, 5%, 2023	840,000	862,000
Wilmington, NC, Certificates of Participation, “A”, 5%, 2038	2,650,000	2,641,706
Winston Salem, NC, Certificates of Participation, “C”, 5%, 2011 (c)	2,575,000	2,710,857

		$15,114,549

Tax - Other – 0.8%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$1,011,510
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,650,000	1,655,363

		$2,666,873

Tobacco – 0.5%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$1,675,000	$1,548,571
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	2,000,000	81,240

		$1,629,811

Transportation - Special Tax – 5.6%
Puerto Rico Highway & Transportation Authority Rev., FSA, 6%, 2018 (u)	$10,850,000	$12,279,162
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	5,210,000	5,494,362

		$17,773,524

Universities - Colleges – 18.4%
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)	$2,285,000	$2,437,798
Appalachian State University, NC, Rev., “C”, MBIA, 5%, 2030	1,000,000	1,007,650
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,469,311
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,157,300
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,539,795
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,743,422
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	2,873,250
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018	510,000	524,147

3

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021	$300,000	$305,901
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, XLCA, 5.25%, 2022	1,870,000	1,885,446
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	1,500,000	1,520,025
North Carolina Capital Facilities, Finance Prerefunded (Duke University) “A”, 5.125%, 2011 (c)	4,050,000	4,308,836
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	959,101
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, MBIA, 5%, 2020	2,180,000	2,191,074
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,036,900
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,056,250
University of North Carolina, Charlotte Rev., “B”, FSA, 5%, 2036	1,750,000	1,770,878
University of North Carolina, Greensboro Rev., “A”, FSA, 5%, 2020	2,835,000	2,919,568
University of North Carolina, Systems Pool Rev., “B”, MBIA, 5%, 2033	2,930,000	2,931,729
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,030,760
University of North Carolina, University Rev., “A”, 4.75%, 2034	5,000,000	4,940,450
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,415,081
University of North Carolina, Wilmington, Certificates of Participation (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,804,505
University of North Carolina, Wilmington, Certificates of Participation (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,948,470
University of North Carolina, Wilmington, Certificates of Participation (Student Housing Project), ASSD GTY, 4.75%, 2038	3,500,000	3,417,890
University of Puerto Rico Rev., “Q”, 5%, 2036	2,370,000	2,221,046

		$58,416,583

Utilities - Investor Owned – 0.8%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,581,050
Utilities - Municipal Owned – 15.1%
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	$14,245,000	$15,536,167
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 7.5%, 2010	3,005,000	3,165,046
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010 (c)	2,595,000	2,751,245
North Carolina Eastern Municipal Power Agency, “A”, ETM, 5%, 2017 (c)	3,120,000	3,341,333
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011	5,000,000	5,293,650
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	1,000,000	1,045,770
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2019 (u)	10,000,000	10,568,500
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2020 (u)	6,000,000	6,290,640

		$47,992,351

Water & Sewer Utility Revenue – 11.2%
Asheville, NC, Water & Sewer Systems Rev., MBIA, 5%, 2032	$1,000,000	$1,010,140
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010 (c)	1,490,000	1,587,342
Cary, NC, Combined Enterprise Systems Rev., 5%, 2011 (c)	1,000,000	1,061,360
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,405,557
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,716,050
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)	3,075,000	3,278,873
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017	1,650,000	1,764,444
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023	1,675,000	1,718,885
Greensboro, NC, Enterprise Systems Rev., “A”, 5.125%, 2011 (c)	1,490,000	1,589,532
Greensboro, NC, Enterprise Systems Rev., “A”, 5.125%, 2011 (c)	1,750,000	1,866,900
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016	1,005,000	1,052,848
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019	1,170,000	1,226,125

4

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, FSA, 5%, 2033	$2,400,000	$2,440,536
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	712,866
High Point, NC, Combined Enterprise System Rev., FSA, 5%, 2033	2,000,000	2,033,780
Kannapolis, NC, Water & Sewer Rev., “B”, FSA, 5.25%, 2021	1,000,000	1,034,860
Raleigh, NC, Combined Enterprise System Rev., 5%, 2031	4,000,000	4,068,480
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2014 (c)	385,000	414,406
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,621,376

		$35,604,360

Total Municipal Bonds		$327,076,314

Floating Rate Demand Notes – 0.2%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$200,000	$200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.42%, due 7/01/08	400,000	400,000

Total Floating Rate Demand Notes		$800,000

Total Investments		$327,876,314

Other Assets, Less Liabilities – (3.0)%		(9,582,011)

Net Assets – 100.0%		$318,294,303

(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	327,876,314	$—	$327,876,314
Other Financial Instruments	$—	(91,410)	$—	$(91,410)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$307,921,247

Gross unrealized appreciation	$9,598,281
Gross unrealized depreciation	(4,591,102)

Net unrealized appreciation (depreciation)	$5,007,179

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
11/21/28	USD	3,845,000	Citibank	3.672% (fixed rate)	SIFMA 7 day	$(91,410)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Pennsylvania Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 101.1%
Airport & Port Revenue – 1.8%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014	$1,000,000	$1,036,121
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	503,950
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023	500,000	501,285

		$2,041,356

General Obligations - General Purpose – 12.9%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$296,112
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	301,681
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,069,510
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	2,000,000	2,089,400
Commonwealth of Puerto Rico, “A”, FGIC, 5.5%, 2015	280,000	287,512
Erie County, PA, Convention Center, FGIC, 5%, 2025	500,000	499,990
Erie County, PA, Convention Center, FGIC, 5%, 2026	500,000	497,105
Luzerne County, PA, MBIA, 5.25%, 2012 (c)	500,000	538,275
Luzerne County, PA, “A”, FSA, 5%, 2027	1,000,000	1,031,130
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	517,115
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	90,010
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	425,421
Philadelphia, PA, Office of City Treasurer, “A”, FSA, 5.25%, 2032	2,000,000	2,059,960
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	492,863
State of Pennsylvania, 6%, 2010 (c)	1,000,000	1,060,700
State of Pennsylvania, 6.25%, 2010	300,000	320,061
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,681,482

		$14,258,327

General Obligations - Improvement – 0.5%
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)	$500,000	$519,105
General Obligations - Schools – 16.1%
Allegheny Valley, PA, School District, “A”, MBIA, 5%, 2028	$1,000,000	$1,016,190
Butler, PA, School District, FGIC, 5.375%, 2018	500,000	501,550
Chambersburg, PA, School District, FSA, 5%, 2011 (c)	500,000	527,445
Conneaut, PA, School District, “B”, FSA, 0%, 2031	1,150,000	331,798
Conneaut, PA, School District, “B”, FSA, 0%, 2033	760,000	194,210
Exeter Township, PA, School District, FGIC, 5%, 2025	1,000,000	1,012,610
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	792,990
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,029,680
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	1,890,000	1,891,588
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	597,523
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	641,784
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	861,385
Pennridge, PA, School District, MBIA, 5%, 2013 (c)	50,000	53,324
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,065,823
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)	280,000	293,916
Perkiomen Valley, PA, School District, FSA, 5%, 2019	220,000	225,826
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	500,000	527,190
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)	500,000	533,340
Scranton, PA, School District, “A”, FSA, 5%, 2027	1,340,000	1,382,009
Scranton, PA, School District, “A”, FSA, 5%, 2038	1,000,000	1,011,320
South Park, PA, School District, FGIC, 5%, 2019	750,000	763,230
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	502,275
State Public School Building Authority, PA School (Delaware County Community College), FSA, 5%, 2032	2,000,000	2,033,820

		$17,790,826

1

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 17.0%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$766,700
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	595,004
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	515,650
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), MBIA, 5%, 2018	500,000	506,450
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	173,862
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	413,970
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	57,954
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008	470,000	470,000
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	396,200
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	706,820
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	547,635
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	194,472
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	350,000	339,906
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	353,213
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network), “A”, FSA, 4.75%, 2038	1,000,000	953,900
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016	250,000	283,665
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	586,392
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), FSA, 5%, 2035	1,000,000	981,110
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	651,384
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019	500,000	521,625
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group), CONNIE LEE, 5.375%, 2010	575,000	575,776
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	839,010
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	233,130
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	225,648
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	402,052
Northampton County, PA, General Purpose Authority Hospital Rev., “A”, 5.5%, 2040	500,000	476,830
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018	100,000	106,922
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031	650,000	677,781
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)	60,000	62,274
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Children’s Hospital), MBIA, 4.5%, 2037	1,000,000	918,160
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	951,760
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital Foundation), “A”, 4.5%, 2037	1,000,000	893,010
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011(c)	385,000	420,297

2

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2031	$115,000	$117,068
South Central, PA, General Authority Rev.,, 5.625%, 2011 (c)	490,000	528,294
South Central, PA, General Authority Rev., Wellspan Health, ETM, 5.625%, 2026 (c)	110,000	115,558
St. Mary’s Hospital Authority, PA, Health Systems Rev. (Catholic Health East), “B”, 5.375%, 2014 (c)	750,000	827,355
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	350,648

		$18,737,485

Healthcare Revenue - Long Term Care – 2.2%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	$300,000	$258,558
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	250,000	250,518
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	237,995
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	491,560
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	127,809
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	46,476
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	250,000	241,848
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	505,265
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	225,838

		$2,385,867

Human Services – 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$150,029
Industrial Revenue - Environmental Services – 0.9%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$521,902
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018 (a)	500,000	503,470

		$1,025,372

Industrial Revenue - Other – 1.6%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (a)	$300,000	$309,204
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	152,459
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	997,970
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	263,099

		$1,722,732

Industrial Revenue - Paper – 0.6%
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.3%, 2012	$650,000	$651,476
Parking – 1.4%
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015	$1,000,000	$1,037,600
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)	500,000	530,710

		$1,568,310

Sales & Excise Tax Revenue – 0.5%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$512,640

3

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08- continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – 1.1%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, 4.75%, 2025	$375,000	$346,901
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	890,000	826,374

		$1,173,275

Single Family Housing - State – 7.3%
Pennsylvania Housing Finance Agency Rev., “96 A”, 4.7%, 2037	$750,000	$637,260
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	1,405,000	1,377,574
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	750,000	739,665
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	340,000	340,126
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	475,000	472,844
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	1,000,000	957,230
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,165,000	1,040,881
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	665,000	672,534
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	471,395
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	916,650
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	500,000	461,485

		$8,087,644

Solid Waste Revenue – 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,504
State & Local Agencies – 4.2%
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.025%, 2018 (p)	$100,000	$117,236
Delaware Valley, PA, Regional Financial Authority, AMBAC, 5.297%, 2018	300,000	325,854
Delaware Valley, PA, Regional Financial Authority, AMBAC, 5.5%, 2018	500,000	543,090
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	225,000	227,210
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2011	1,000,000	1,072,980
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2011	750,000	807,608
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	514,720
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	1,000,000	1,068,540

		$4,677,238

Student Loan Revenue – 1.4%
Pennsylvania Higher Education, Capital Acquisition Rev., MBIA, 5%, 2026	$1,500,000	$1,516,845
Tax - Other – 0.6%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	$500,000	$515,645
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	132,245

		$647,890

Tax Assessment – 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$214,993
Tobacco – 0.3%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$295,000	$272,733
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	120,000	115,972

		$388,705

Toll Roads – 1.2%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$267,628

4

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	$1,000,000	$1,016,370

		$1,283,998

Transportation - Special Tax – 3.6%
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)	$500,000	$518,400
Pennsylvania Turnpike Commission, MBIA, 5%, 2024	1,775,000	1,804,341
Puerto Rico Highway & Transportation Authority, “Y”, 5.5%, 2016 (c)	1,020,000	1,148,316
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	511,395

		$3,982,452

Universities - Colleges – 13.4%
Allegheny County, PA, (Chatham College), 5.95%, 2032	$335,000	$339,797
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	500,000	480,785
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, XLCA, 5%, 2024	1,000,000	1,010,080
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	569,406
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,001,470
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	746,520
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	480,875
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	479,845
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	300,000	297,306
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	490,975
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032	750,000	760,838
Pennsylvania Higher Educational Facilities (Allegheny College), 4.75%, 2031	500,000	460,595
Pennsylvania Higher Educational Facilities (Philadelphia University), 5.5%, 2020	500,000	514,830
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	500,730
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), MBIA, 5%, 2037	1,530,000	1,531,025
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), MBIA, 5.5%, 2010 (c)	300,000	315,651
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	294,621
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	274,779
Pennsylvania Public School Building Authority (Delaware County College), MBIA, 5.75%, 2010 (c)	500,000	533,195
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,014,760
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	994,180
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,044,680
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	658,560

		$14,795,503

Universities - Secondary Schools – 0.5%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$608,718
Utilities - Cogeneration – 0.2%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$75,000	$76,692
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	100,000	95,685

5

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – continued
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), 6.4%, 2009	$100,000	$100,425

		$272,802

Utilities - Municipal Owned – 1.4%
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)	$1,000,000	$1,046,940
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)	500,000	535,865

		$1,582,805

Water & Sewer Utility Revenue – 9.8%
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)	$750,000	$802,770
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	970,170
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	501,055
Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2011(c)	750,000	792,503
Erie, PA, Water Authority Rev., FSA, 5%, 2043	1,000,000	993,380
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	763,035
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028	440,000	446,547
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,038,050
Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev., ASSD GTY, 5.125%, 2047	775,000	779,518
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034	1,660,000	1,686,311
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023	1,500,000	1,506,735
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	500,000	505,260

		$10,785,334

Total Municipal Bonds		$111,682,231

Floating Rate Demand Notes – 0.3%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	$300,000	$300,000

Total Investments		$111,982,231

Other Assets, Less Liabilities – (1.4)%		(1,556,221)

Net Assets – 100.0%		$110,426,010

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CONNIE LEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$111,982,231	$—	$111,982,231
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$110,018,965

Gross unrealized appreciation	$2,386,162
Gross unrealized depreciation	(1,867,618)

Net unrealized appreciation (depreciation)	$518,544

The aggregate cost above includes prior fiscal year end tax adjustments.

7

MFS® South Carolina Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 102.5%
Airport & Port Revenue – 2.1%
Horry County, SC, “A”, FSA, 5.7%, 2027	$635,000	$642,670
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025	1,500,000	1,461,719
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, FSA, 5%, 2026	1,000,000	1,007,320

		$3,111,709

General Obligations - General Purpose – 6.0%
Commonwealth of Puerto Rico, “A”, 5.25%, 2030	$385,000	$378,105
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	4,000,000	4,201,080
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022	1,000,000	1,030,360
Horry County, SC, 4.5%, 2028	850,000	829,354
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015	915,000	958,280
Puerto Rico Commonwealth, “A”, 5.5%, 2032	705,000	705,536
Richland Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2009 (c)	1,000,000	1,036,230

		$9,138,945

General Obligations - Improvement – 1.4%
Guam Government, “A”, 5.25%, 2037	$280,000	$245,921
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	1,700,000	1,794,979

		$2,040,900

General Obligations - Schools – 9.9%
Anderson County, SC, School District, “B”, 5.5%, 2010 (c)	$1,465,000	$1,546,879
Beaufort County, SC, School District, “A”, FSA, 4.25%, 2032	1,000,000	919,410
Chesterfield County, SC, School District, FSA, 5%, 2023	3,000,000	3,074,340
Darlington County, SC, School District, FSA, 5%, 2027	2,770,000	2,850,385
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020	1,065,000	1,111,711
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022	2,050,000	2,157,092
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,795,815
York County, SC, School District, 5%, 2030	1,570,000	1,585,308

		$15,040,940

Healthcare Revenue - Hospitals – 19.5%
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, MBIA, 5%, 2022 (c)	$2,450,000	$2,465,974
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5%, 2031	2,000,000	1,997,120
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	2,000,000	2,020,220
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,751,152
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,020,120
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	270,658
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	270,658
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,405,800
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,082,240
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	283,280
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	991,634
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,038,710
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,506,270
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	1,008,270
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	759,690
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), FSA, 5%, 2035	2,000,000	1,985,240

1

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	$1,000,000	$926,100
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020	2,500,000	2,503,550
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025	1,000,000	1,001,420
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032	2,250,000	2,295,405
Spartanburg County, SC, Health Service Rev., “A”, FSA, 4.5%, 2027	1,000,000	952,360

		$29,535,871

Healthcare Revenue - Long Term Care – 1.7%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$1,170,000	$1,121,995
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	438,135
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.625%, 2042	400,000	333,944
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	346,296
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	379,124

		$2,619,494

Industrial Revenue - Chemicals – 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$895,630
Industrial Revenue - Other – 1.0%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,179,120
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	375,159

		$1,554,279

Industrial Revenue - Paper – 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$973,380
Miscellaneous Revenue - Entertainment & Tourism – 1.2%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2018	$570,000	$583,349
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2019	595,000	611,107
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2020	630,000	645,901

		$1,840,357

Multi-Family Housing Revenue – 1.3%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5%, 2038	$1,000,000	$885,290
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.1%, 2041	1,210,000	1,089,472

		$1,974,762

Sales & Excise Tax Revenue – 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$703,887
Single Family Housing - State – 4.4%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.5%, 2034	$690,000	$691,615
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.2%, 2035	960,000	878,957
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	978,560
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 6%, 2020	370,000	371,040
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 5.35%, 2024	1,635,000	1,635,768

2

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	$995,000	$906,266
South Carolina Housing, Finance & Development Authority Rev., “C-2”, FSA, 4.6%, 2032	1,500,000	1,272,240

		$6,734,446

Solid Waste Revenue – 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$955,770
State & Local Agencies – 4.9%
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)	$1,000,000	$1,040,770
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2019 (u)	2,600,000	2,794,350
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	2,750,000	2,938,485
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	701,454

		$7,475,059

Tax - Other – 5.4%
Commonwealth of Puerto Rico, ETM, 5.5%, 2018 (c)(u)	$4,000,000	$4,252,720
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)	3,500,000	3,717,175
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	176,326

		$8,146,221

Tax Assessment – 0.3%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$500,000	$389,030
Tobacco – 0.7%
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	$1,000,000	$1,092,800
Transportation - Special Tax – 5.1%
South Carolina Transportation Infrastructure Rev., “A”, MBIA, 5.375%, 2009 (c)	$1,000,000	$1,046,690
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	500,000	508,190
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	1,990,060
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	2,500,000	2,500,750
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,650,116

		$7,695,806

Universities - Colleges – 14.5%
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)	$1,250,000	$1,308,625
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5%, 2024	800,000	791,352
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	1,510,000	1,440,374
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,480,315
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A’”, 5%, 2036	1,000,000	970,720
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,282,375
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,071,480
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	1,978,300
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,010,390
South Carolina Jobs & Economic Development Authority, Student Housing Rev. (Francis Marion University), “A”, MBIA, 5%, 2034	1,445,000	1,455,476
University of South Carolina Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,040,740
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	1,555,000	1,639,716
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	3,665,000	3,694,430
University of South Carolina, University Rev., “A”, FSA, 5.25%, 2038	750,000	779,340

		$21,943,633

3

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 1.3%
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	$2,000,000	$1,987,220
Utilities - Municipal Owned – 5.9%
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017	$75,000	$75,872
Easley, SC, Utility Rev., FSA, 5%, 2012 (c)	1,000,000	1,062,890
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021	175,000	179,155
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	2,898,963
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	522,967
South Carolina Public Service Authority, “A”, MBIA, 5.5%, 2010 (c)	200,000	210,280
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,011,440
South Carolina Public Service Authority, “A”, 5%, 2037	510,000	513,861
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	1,500,000	1,520,805

		$8,996,233

Water & Sewer Utility Revenue – 13.6%
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032	$1,000,000	$1,013,450
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	2,021,480
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., FSA, 4.5%, 2031	1,000,000	957,440
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,067,020
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)	2,000,000	2,103,440
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029	1,020,000	1,040,573
Greenville, SC, Stormwater Systems, FSA, 5%, 2022	595,000	612,332
Greenwood, SC, Sewer Systems Rev., FSA, 5%, 2030	1,000,000	1,022,470
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., MBIA, 5.125%, 2032	920,000	922,953
Myrtle Beach, SC, Water & Sewer Authority Rev., FSA, 4.5%, 2028	2,000,000	1,943,920
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,076,100
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, FSA, 5.375%, 2023	500,000	522,170
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,250,000	1,276,275
Spartanburg, SC, Waterworks Rev., “A”, FSA, 4.375%, 2028	2,000,000	1,931,520
Sumter, SC, Waterworks & Sewer Systems Rev., XLCA, 5%, 2025	540,000	544,007
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027	1,490,000	1,513,214

		$20,568,364

Total Municipal Bonds		$155,414,736

Floating Rate Demand Notes – 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2.22%, due 7/01/08	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.42%, due 7/01/08	100,000	100,000

Total Floating Rate Demand Notes		$400,000

Total Investments		$155,814,736

Other Assets, Less Liabilities – (2.7)%		(4,151,152)

Net Assets – 100.0%		$151,663,584

(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity

4

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Insurers
AMBAC	AMBAC Indemnity Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$155,814,736	$—	$155,814,736
Other Financial Instruments	$—	$55,248	$—	$55,248

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$146,077,510

Gross unrealized appreciation	$4,862,917
Gross unrealized depreciation	(2,420,113)

Net unrealized appreciation (depreciation)	$2,442,804

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/06/28	USD 3,000,000	Merrill Lynch Capital Services	7-Day BMA	3.673% (fixed rate)	$55,248

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS® Tennessee Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport and Port Revenue – 1.3%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021	$1,500,000	$1,482,705
General Obligations - General Purpose – 7.0%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,467,615
Chattanooga, TN, Public Improvement, 5%, 2009 (c)	1,570,000	1,619,188
Commonwealth of Puerto Rico, Unrefunded Public Improvement, FSA, 5%, 2024	770,000	776,807
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,053,240
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	525,720
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	570,969
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,099,230

		$8,112,769

General Obligations - Improvement – 0.2%
Guam Government, “A”, 5.25%, 2037	$215,000	$188,832
General Obligations - Schools – 7.9%
Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)	$455,000	$468,318
Gibson County, TN, School District, MBIA, 5.75%, 2016	190,000	193,540
Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)	1,980,000	2,074,822
Rutherford County, TN, School & Public Improvement, 5%, 2022	1,510,000	1,546,844
Rutherford County, TN, School District, 5.875%, 2010 (c)	2,000,000	2,111,620
Rutherford County, TN, School District, 5.875%, 2010 (c)	1,100,000	1,161,391
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,575,000	1,665,153

		$9,221,688

Healthcare Revenue - Hospitals – 17.3%
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, MBIA, 5%, 2018 (c)	$1,500,000	$1,534,920
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	400,000	374,752
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	600,000	554,976
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	310,005
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	971,800
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	4,000,000	674,520
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (East Tennessee Children’s Hospital), 5.75%, 2033	450,000	433,836
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), MBIA, 5.75%, 2014	3,250,000	3,486,633
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	934,920
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2013 (c)	545,000	579,193
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2022	455,000	466,580
Metropolitan Government Nashville, TN, Davidson Town, 5.25%, 2008 (c)	540,000	552,226
Metropolitan Government Nashville, TN, Davidson Town Hospital, Unrefunded, 5.25%, 2008 (c)	460,000	470,414
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	375,000	420,506
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	700,844
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	492,610
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,222,363

1

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, FSA, 5.25%, 2027	$1,500,000	$1,535,280
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Judes Children’s Research), 5.5%, 2009 (c)	1,750,000	1,840,388
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest Medical Center), 5.25%, 2013	1,000,000	1,009,150
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	565,868
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	887,310

		$20,019,094

Healthcare Revenue - Long Term Care – 0.6%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$441,865
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	236,010

		$677,875

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$311,821
Miscellaneous Revenue - Entertainment & Tourism – 3.4%
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	$2,000,000	$2,145,980
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,801,530

		$3,947,510

Miscellaneous Revenue - Other – 0.8%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$890,000	$900,128
Multi-Family Housing Revenue – 3.7%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$385,000	$393,432
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,027,600
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Hickory Point Apartments), MBIA, 5.85%, 2020	1,000,000	929,020
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Prescott Place Apartments Project), FNMA, 5.125%, 2038 (a)	1,000,000	957,000
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	509,455
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	489,035

		$4,305,542

Sales & Excise Tax Revenue – 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$7,755,000	$435,521
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	502,777

		$938,298

Single Family Housing - State – 10.4%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$2,475,000	$2,517,818
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	645,000	622,773
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	660,000	636,339
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	548,947
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	657,674

2

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	$775,000	$778,077
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,925,000	1,795,525
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	720,000	677,952
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032	670,000	653,290
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	920,000	920,239
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	1,000,000	982,960
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	1,220,000	1,224,782

		$12,016,376

State & Agency - Other – 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,011,650
State & Local Agencies – 6.4%
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	$1,000,000	$1,046,340
Metropolitan Government of Nashville & Davidson County, TN, “A”, FSA, 5.25%, 2022	1,000,000	1,091,140
Tennessee School Board Authority, “C”, FSA, 5%, 2032	2,000,000	2,045,720
Tennessee School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2012 (c)	3,000,000	3,214,170

		$7,397,370

Tax - Other – 0.6%
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	$730,000	$739,183
Tobacco – 0.9%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$350,000	$371,966
Virgin Island Tobacco Settlement Financing Corp., 5%, 2031	750,000	651,315

		$1,023,281

Transportation - Special Tax – 2.6%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$1,005,000	$1,053,351
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	1,815,000	1,914,063

		$2,967,414

Universities - Colleges – 5.7%
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	$1,000,000	$1,001,760
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024	3,750,000	3,776,738
University of Puerto Rico Rev., “Q”, 5%, 2036	1,985,000	1,860,243

		$6,638,741

Utilities - Municipal Owned – 9.6%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$2,000,000	$2,018,180
Elizabethton, TN, Electric System Rev., MBIA, 4.5%, 2027	1,000,000	951,790
Johnson City, TN, Electric Rev., FSA, 5%, 2029	1,000,000	1,016,240
Lawrenceberg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)	1,255,000	1,301,573
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA, 0%, 2012	3,305,000	2,840,020
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., 5.125%, 2021	1,500,000	1,540,695
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,527,375

		$11,195,873

Utilities - Other – 0.9%
Tennessee Energy Acquisition Corp. Gas Revenue, “A”, 5.25%, 2026	$1,200,000	$1,100,472

3

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 16.4%
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	$1,500,000	$1,525,845
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,040,200
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “N”, FGIC, 5%, 2036	105,000	104,523
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,011,430
Hendersonville, TN, Utility District Waterworks & Sewer Rev., FSA, 5%, 2031	1,000,000	1,018,250
Knoxville, TN, Waste Water System Rev., FSA, 4.5%, 2032	1,000,000	960,440
Knoxville, TN, Waste Water System Rev., “A”, MBIA, 5%, 2037	2,620,000	2,651,204
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	406,608
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,038,050
Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev., ASSD GTY, 5.125%, 2047	810,000	814,722
Rutherford County, TN, Water Rev., MBIA, 5%, 2027	770,000	783,078
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)	2,000,000	2,179,800
White House Utility District, TN, “Y”, FSA, 5%, 2011 (c)	380,000	397,761
White House Utility District, TN, Unrefunded, FSA, 5%, 2021	420,000	427,480
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 6%, 2010 (c)	1,000,000	1,049,820
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 5%, 2012 (c)	1,500,000	1,586,055

		$18,995,266

Total Municipal Bonds		$113,191,888

Floating Rate Demand Notes – 0.8%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2.22%, due 7/01/08	$200,000	$200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	500,000	500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.42%, due 7/01/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.42%, due 7/01/08	100,000	100,000

Total Floating Rate Demand Notes		$1,000,000

Total Investments		$114,191,888

Other Assets, Less Liabilities – 1.5%		1,704,473

Net Assets – 100.0%		$115,896,361

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$114,191,888	$—	$114,191,888
Other Financial Instruments	$—	$(43,609)	$—	$(43,609)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$113,319,692

Gross unrealized appreciation	$3,229,190
Gross unrealized depreciation	(2,356,994)

Net unrealized appreciation (depreciation)	$872,196

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	2,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	$17,244
7/11/28	USD	2,000,000	Citibank	3.695% (fixed rate)	7-Day BMA	(28,235)
11/21/28	USD	1,372,000	Citibank	3.672% (fixed rate)	7-Day SIFMA	(32,618)

						$(43,609)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Virginia Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 101.3%
Airport & Port Revenue – 5.5%
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	$1,000,000	$976,754
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	675,841
Metropolitan Washington, DC, Airport Authority Rev., “A”, FSA, 5%, 2032	1,455,000	1,354,285
Metropolitan Washington, DC, Airport Authority Rev., “A”, MBIA, 5%, 2035	3,000,000	2,741,490
Metropolitan Washington, DC, Airports Authority Rev., 5.375%, 2028	1,500,000	1,478,940
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,825,972
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,040,740
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,836,020
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	704,117

		$15,634,159

General Obligations - General Purpose – 2.6%
Commonwealth of Puerto Rico, “A”, 5.25%, 2030	$765,000	$751,299
Newport News, VA, Economic Development, “A”, 5%, 2031	1,595,000	1,616,947
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	920,010
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,000,555
Stafford County, VA, Industrial Development Authority Rev., “B”, MBIA, 5%, 2034	3,060,000	3,088,611

		$7,377,422

General Obligations - Improvement – 10.4%
Arlington County, VA, 4.5%, 2028	$255,000	$246,939
Chesterfield County, VA, 5%, 2011 (c)	2,015,000	2,110,571
Chesterfield County, VA, 6%, 2011 (c)	1,900,000	1,997,052
Guam Government, “A”, 5.25%, 2037	540,000	474,277
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,280,000	3,512,618
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,480,000	3,726,802
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,877,113
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	1,230,000	1,292,177
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)	2,210,000	2,333,473
Richmond, VA, “A”, FSA, 5.125%, 2010 (c)	5,000,000	5,238,150
Richmond, VA, “B”, 0%, 2009	5,175,000	5,116,316
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)	1,880,000	1,990,958

		$29,916,446

Healthcare Revenue - Hospitals – 10.0%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,935,920
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,783,170
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	898,440
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,845,780
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	707,198
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	92,705
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,919,998
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), MBIA, 6.25%, 2020	1,500,000	1,742,460
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,108,770
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018	145,000	146,588
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018	3,000,000	3,062,940
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,614,225
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,975,000	2,125,238

1

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	$1,000,000	$991,770
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, MBIA, 6.125%, 2017 (c)	3,000,000	3,448,980
Virginia Small Business Financing Authority Hospital Rev., (Wellmont Health Project), “A”, 5.25%, 2037	1,500,000	1,319,715

		$28,743,897

Healthcare Revenue - Long Term Care – 1.6%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$732,990
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	223,584
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	555,209
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	1,000,000	834,140
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	846,060
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	750,000	687,690
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	654,248

		$4,533,921

Industrial Revenue - Environmental Services – 1.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (a)	$1,500,000	$1,550,250
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,692,023

		$3,242,273

Industrial Revenue - Other – 1.3%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,003,160
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,012,470
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	730,830

		$3,746,460

Industrial Revenue - Paper – 1.0%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$839,070
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev. (Smurfit-Stone Container), 5.25%, 2015	740,000	629,629
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	1,750,000	1,429,645

		$2,898,344

Miscellaneous Revenue - Other – 1.1%
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	$3,000,000	$3,036,720
Multi-Family Housing Revenue – 4.5%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$3,480,000	$3,503,281
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	3,000,000	3,001,290
Virginia Housing Development Authority Rev., “B”, 5.95%, 2016	1,345,000	1,348,363
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,014,780

2

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Virginia Housing Development Authority Rev., “I”, 5.15%, 2017	$3,000,000	$3,017,670

		$12,885,384

Parking – 0.6%
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020	$1,630,000	$1,654,532
Sales & Excise Tax Revenue – 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$2,135,000	$2,044,625
Single Family Housing - State – 4.4%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$3,000,000	$2,815,230
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	1,815,260
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,141,692
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,138,343
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,332,968
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,560,142
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,744,040

		$12,547,675

State & Agency - Other – 1.7%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,434,535
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,543,155

		$4,977,690

State & Local Agencies – 15.1%
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021	$1,830,000	$1,868,869
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	1,000,000	1,018,180
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 6.25%, 2011	3,985,000	4,031,824
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 5.25%, 2017	2,000,000	2,022,580
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, MBIA, 5%, 2030	2,500,000	2,527,900
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029	1,000,000	1,017,900
Fairfax County, VA, Economic Development Authority, Fairfax Public Improvement Project, 5%, 2030	1,000,000	1,013,880
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,650,000	1,750,832
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,750,000	1,856,943
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, FSA, 5%, 2035	2,875,000	2,894,751
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036	2,000,000	2,021,480
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,079,810
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,169,100
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,080,900
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,210,608
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,067,540
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,024,360
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,544,445
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013 (u)	4,000,000	4,274,160
Puerto Rico Public Finance Corp., ETM, AMBAC, 5.375%, 2016 (c)(u)	1,000,000	1,080,450

3

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Richmond, VA, Public Facilities, COP (Megahertz Project), “A”, AMBAC, 5%, 2022	$1,600,000	$1,625,456
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035	1,720,000	1,562,345
Virginia College Building Authority (21st Century College Program), 6%, 2009 (c)	2,000,000	2,068,180
Virginia College Building Authority, Educational facilities Rev., 4.5%, 2032	1,550,000	1,468,966

		$43,281,459

Tax - Other – 1.7%
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center Expansion), 6.125%, 2010 (c)	$3,500,000	$3,757,285
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	1,000,000	1,005,650

		$4,762,935

Tobacco – 1.7%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	$2,000,000	$50,640
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	460,000	444,558
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,106,140
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	4,350,000	3,285,338

		$4,886,676

Toll Roads – 0.4%
Pocahontas Parkway Assn., VA, Toll Road Rev., “B”, 0%, 2008 (c)	$1,500,000	$1,160,775
Transportation - Special Tax – 1.4%
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 2034	$2,685,000	$2,814,175
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	1,210,000	1,186,877

		$4,001,052

Universities - Colleges – 3.5%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,662,968
Danville, VA, Industrial Development Authority, Educational Facilities Rev. (Averett University), 6%, 2022	500,000	495,805
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,760,478
Virginia College Building Authority, Educational Facilities Rev., 5%, 2026	2,000,000	1,907,920
Virginia College Building Authority, Educational Facilities Rev. (Hampton University), 6%, 2010 (c)	1,000,000	1,066,600
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,300,000	1,992,030

		$9,885,801

Utilities - Investor Owned – 1.3%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,027,570
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	739,417

		$3,766,987

Utilities - Municipal Owned – 6.7%
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)	$240,000	$273,562
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,047,977
Puerto Rico Electric Power Authority Rev., FSA, 5.3%, 2010 (c)(u)	2,500,000	2,650,075
Puerto Rico Electric Power Authority Rev., FSA, 5.625%, 2010 (c)(u)	2,540,000	2,708,427
Puerto Rico Electric Power Authority Rev., FSA, 5.75%, 2010 (c)(u)	5,000,000	5,318,400
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)	5,000,000	5,289,800
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035	1,000,000	1,016,130

		$19,304,371

Water & Sewer Utility Revenue – 23.0%
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	$1,000,000	$1,077,390
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	1,000,000	1,077,390
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,022,300

4

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	$3,210,000	$3,277,827
Hampton Roads Sanitation District Wastewater Rev., VA, 5%, 2038	4,000,000	4,055,160
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,035,380
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,233,232
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	3,832,440
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009 (c)	2,000,000	2,093,880
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	406,608
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,114,150
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	60,000	61,190
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022	1,450,000	1,481,030
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.5%, 2032	1,500,000	1,440,480
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.75%, 2035	1,500,000	1,486,440
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,354,875
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,014,400
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,062,760
Virginia Resources Authority Rev., 5%, 2021 (u)	2,780,000	2,886,363
Virginia Resources Authority Rev., 5%, 2023 (u)	3,040,000	3,143,117
Virginia Resources Authority Rev., 5%, 2033 (u)	5,020,000	5,092,288
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,390,362
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,201,761
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,947,450
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,037,890
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,794,935
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	350,000	371,459
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	630,000	668,625
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	660,000	709,705
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	710,000	763,470
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	700,000	752,717
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	750,000	806,483
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2019	230,000	243,207
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019	90,000	93,870
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2020	240,000	253,382
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2017	1,360,000	1,399,236
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,037,729

		$65,720,981

Total Municipal Bonds		$290,010,585

Floating Rate Demand Notes – 2.4%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.4%, due 7/01/08	$2,800,000	$2,800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2.22%, due 7/01/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.42%, due 7/01/08	2,900,000	2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.42%, due 7/01/08	200,000	200,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 2.47%, due 7/01/08	500,000	500,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2.22%, due 7/01/08	300,000	300,000

Total Floating Rate Demand Notes		$6,900,000

Total Investments		$296,910,585

Other Assets, Less Liabilities – (3.7)%		(10,488,977)

Net Assets – 100.0%		$286,421,608

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

5

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$296,910,585	$—	$296,910,585
Other Financial Instruments	$—	$(56,392)	$—	$(56,392)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$279,435,234

Gross unrealized appreciation	$8,229,438
Gross unrealized depreciation	(5,442,017)

Net unrealized appreciation (depreciation)	$2,787,421

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/08

Swap Agreements at 6/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/13/23	USD	3,000,000	Goldman Sachs International	3.795% (fixed rate)	7-Day BMA	25,865
11/21/28	USD	3,460,000	Citibank	3.672% (fixed rate)	7-Day SIFMA	$(82,257)

						$(56,392)

At June 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® West Virginia Municipal Bond Fund

6/30/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.8%
General Obligations - General Purpose – 13.6%
Charleston, WV, Public Improvements, 7.2%, 2009	$1,140,000	$1,205,185
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,301,620
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,508,490
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2014 (c)	970,000	1,042,634
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	708,474
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,977,840
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	722,865
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	788,481
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	1,000,000	1,063,020
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,629,407

		$17,948,016

General Obligations - Improvement – 2.7%
Brooke County, WV, Board of Education, FGIC, 5%, 2016	$1,390,000	$1,426,738
Guam Government, “A”, 5.25%, 2037	250,000	219,573
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)	1,800,000	1,890,990

		$3,537,301

General Obligations - Schools – 5.5%
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)	$1,680,000	$1,762,051
Monongalia County, WV, Board of Education, MBIA, 5%, 2027	2,350,000	2,393,358
Monongalia County, WV, Board of Education, MBIA, 5%, 2033	3,000,000	3,018,750

		$7,174,159

Healthcare Revenue - Hospitals – 7.7%
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	$750,000	$724,140
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021	1,000,000	1,045,290
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	601,680
West Virginia Hospital Finance Authority, Hosp Rev. (Thomas Health System), 6.5%, 2038	500,000	489,580
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,365,000	1,368,167
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,002,550
West Virginia Hospital Finance Authority, Hospital Rev., “A”, AMBAC, 5%, 2022	2,500,000	2,548,970
West Virginia Hospital Finance Authority, Hospital Rev., ETM, 6.5%, 2023 (c)	2,000,000	2,383,060

		$10,163,437

Healthcare Revenue - Long Term Care – 0.2%
West Virginia Economic Development (Edgewood Summit), 5.5%, 2029	$300,000	$260,331
Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$341,054
Parking – 1.0%
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	$1,260,000	$1,308,397
Sales & Excise Tax Revenue – 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$972,035
Single Family Housing - Local – 1.1%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$35,000	$35,029
Kanawha County, WV, 0%, 2015	1,920,000	1,379,328

		$1,414,357

1

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 4.1%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$892,071
West Virginia Housing Development Fund Rev., 5.3%, 2023	525,000	526,337
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	1,000,000	852,250
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	3,164,753

		$5,435,411

State & Local Agencies – 23.3%
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018	$1,740,000	$1,763,229
West Virginia Building Commission Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	9,040,000	9,838,051
West Virginia Building Commission, “B”, AMBAC, 5.375%, 2018	2,500,000	2,720,700
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2008 (c)	3,050,000	3,050,000
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2009 (c)	1,000,000	979,730
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA, 5.5%, 2013	1,000,000	1,072,860
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA, 5%, 2026	2,100,000	2,119,929
West Virginia Economic Development Authority (State Office Building), 5%, 2020	1,000,000	1,018,280
West Virginia Economic Development Authority (State Office Building), “B”, MBIA, 5.25%, 2030	1,355,000	1,380,217
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,006,200
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,099,960
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, MBIA, 5.25%, 2025	645,000	662,944
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	898,770
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,046,540

		$30,657,410

Tax - Other – 0.4%
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	$500,000	$502,825
Tax Assessment – 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$434,590
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	297,609

		$732,199

Tobacco – 0.4%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033	$620,000	$573,202
Transportation - Special Tax – 1.4%
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	$1,820,000	$1,785,220
Universities - Colleges – 18.6%
Fairmont State College, West Virginia, College Rev., “A”, FGIC, 5%, 2032	$3,210,000	$3,131,130
Fairmont State College, West Virginia, College Rev., “A”, FGIC, 5.375%, 2027	1,500,000	1,539,210
Fairmont State College, West Virginia, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,240,573
Puerto Rico Industrial Tourist Education (University Plaza), MBIA, 5%, 2021	1,270,000	1,275,245
Shepherd University Board of Governors, West Virginia Rev. (Residence Facilities Projects), MBIA, 5%, 2035	1,675,000	1,672,471
West Liberty State College, Capital Improvement, 6%, 2028	500,000	513,845
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,721,966
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,550,190
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	3,000,000	2,984,430
West Virginia University, University Systems Rev. (West Virginia University), “A”, MBIA, 5.25%, 2028	2,000,000	2,090,360

2

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)	$2,705,000	$2,887,560
West Virginia University, University Systems Rev. (West Virginia University), MBIA, 5.5%, 2020	1,700,000	1,858,525
West Virginia, West Virginia University Improvement Rev., “C”, FGIC, 5%, 2028	1,000,000	1,000,450

		$24,465,955

Utilities - Investor Owned – 4.3%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$745,545
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	283,299
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	4,613,700

		$5,642,544

Water & Sewer Utility Revenue – 13.9%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$884,060
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022	300,000	283,986
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	214,374
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	406,608
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,081,290
West Virginia Water Development Authority Loan Program, “A”, FSA, 5%, 2044	2,000,000	2,001,080
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,217,168
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,031,930
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,035,820
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,902,383
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	390,000	413,786
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	895,000	949,586
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,938,768
West Virginia Water Development Authority, Infrastructure Rev., “A”, N, 4.75%, 2045	2,000,000	1,886,800
West Virginia Water Development Authority, Rev., ETM, 7.1%, 2009 (c)	55,000	56,931

		$18,304,570

Total Investments		$131,218,423

Other Assets, Less Liabilities – 0.2%		318,899

Net Assets – 100.0%		$131,537,322

(c)	Refunded bond.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of June 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$131,218,423	$—	$131,218,423
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$130,906,172

Gross unrealized appreciation	$2,241,815
Gross unrealized depreciation	(2,832,858)

Net unrealized appreciation (depreciation)	$(591,043)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: August 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2008

*	Print name and title of each signing officer under his or her signature.